Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.0%)
U.S. Government Securities (0.0%)
	United States Treasury Note/Bond (Cost $8,156)	3.875%	11/30/27	8,140	8,171
Corporate Bonds (99.0%)
Communications (4.8%)
	Activision Blizzard Inc.	3.400%	9/15/26	27,841	26,713
	Activision Blizzard Inc.	3.400%	6/15/27	9,400	8,936
	Alphabet Inc.	3.375%	2/25/24	15,343	15,291
	Alphabet Inc.	0.450%	8/15/25	9,342	8,452
	Alphabet Inc.	1.998%	8/15/26	51,783	48,213
	Alphabet Inc.	0.800%	8/15/27	20,615	17,922
	AT&T Inc.	0.900%	3/25/24	45,681	43,346
	AT&T Inc.	1.700%	3/25/26	69,877	62,664
	AT&T Inc.	2.950%	7/15/26	4,682	4,400
	AT&T Inc.	3.800%	2/15/27	20,368	19,669
	AT&T Inc.	4.250%	3/1/27	36,044	35,427
	AT&T Inc.	2.300%	6/1/27	61,032	55,031
	Baidu Inc.	3.875%	9/29/23	14,959	14,784
	Baidu Inc.	4.375%	5/14/24	20,499	20,176
	Baidu Inc.	3.075%	4/7/25	23,265	21,941
	Baidu Inc.	4.125%	6/30/25	6,745	6,484
	Baidu Inc.	1.720%	4/9/26	7,648	6,791
	Baidu Inc.	1.625%	2/23/27	2,705	2,313
	Baidu Inc.	3.625%	7/6/27	13,380	12,390
[1]	Bell Telephone Co. of Canada or Bell Canada	0.750%	3/17/24	3,931	3,722
	Booking Holdings Inc.	3.650%	3/15/25	3,805	3,719
	Booking Holdings Inc.	3.600%	6/1/26	16,942	16,382
	British Telecommunications plc	4.500%	12/4/23	3,076	3,053
[1]	Charter Communications Operating LLC	4.500%	2/1/24	26,662	26,359
	Charter Communications Operating LLC	4.908%	7/23/25	107,131	105,354
	Comcast Corp.	3.700%	4/15/24	46,819	46,170
	Comcast Corp.	3.375%	2/15/25	26,187	25,486
	Comcast Corp.	3.375%	8/15/25	23,094	22,381
	Comcast Corp.	3.950%	10/15/25	68,321	67,226
	Comcast Corp.	3.150%	3/1/26	42,065	40,375
	Comcast Corp.	2.350%	1/15/27	33,047	30,307
	Comcast Corp.	3.300%	2/1/27	31,205	29,682
	Comcast Corp.	3.300%	4/1/27	22,560	21,421
	Comcast Corp.	5.350%	11/15/27	10,000	10,298
	Discovery Communications LLC	3.800%	3/13/24	13,947	13,636
	Discovery Communications LLC	3.900%	11/15/24	14,119	13,624
	Discovery Communications LLC	3.450%	3/15/25	4,385	4,168

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Discovery Communications LLC	3.950%	6/15/25	13,805	13,203
	Discovery Communications LLC	4.900%	3/11/26	17,793	17,311
	Electronic Arts Inc.	4.800%	3/1/26	10,445	10,489
	Expedia Group Inc.	5.000%	2/15/26	18,771	18,717
	Expedia Group Inc.	4.625%	8/1/27	16,585	16,038
	FactSet Research Systems Inc.	2.900%	3/1/27	10,982	10,019
	Fox Corp.	4.030%	1/25/24	34,251	33,775
	Fox Corp.	3.050%	4/7/25	6,835	6,548
	Grupo Televisa SAB	4.625%	1/30/26	7,675	7,487
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	942	923
[2]	Meta Platforms Inc.	3.500%	8/15/27	29,520	27,748
	Omnicom Group Inc.	3.650%	11/1/24	22,229	21,701
	Omnicom Group Inc.	3.600%	4/15/26	34,476	33,200
	Paramount Global	4.750%	5/15/25	11,799	11,693
	Paramount Global	4.000%	1/15/26	11,997	11,483
	Paramount Global	2.900%	1/15/27	20,888	18,873
[2]	Rogers Communications Inc.	2.950%	3/15/25	7,586	7,165
	Rogers Communications Inc.	3.625%	12/15/25	21,141	20,125
	Rogers Communications Inc.	2.900%	11/15/26	9,596	8,816
[2]	Rogers Communications Inc.	3.200%	3/15/27	22,135	20,660
	Sprint LLC	7.875%	9/15/23	8,000	8,149
	Sprint LLC	7.125%	6/15/24	2,000	2,042
	Take-Two Interactive Software Inc.	3.300%	3/28/24	17,974	17,509
	Take-Two Interactive Software Inc.	3.550%	4/14/25	14,714	14,210
	Take-Two Interactive Software Inc.	3.700%	4/14/27	8,001	7,599
	TCI Communications Inc.	7.875%	2/15/26	12,032	13,172
	Telefonica Emisiones SA	4.103%	3/8/27	38,922	37,081
	TELUS Corp.	2.800%	2/16/27	7,002	6,516
	Tencent Music Entertainment Group	1.375%	9/3/25	2,042	1,804
	Thomson Reuters Corp.	3.350%	5/15/26	13,260	12,614
	T-Mobile USA Inc.	3.500%	4/15/25	78,352	75,894
	T-Mobile USA Inc.	1.500%	2/15/26	25,141	22,552
	T-Mobile USA Inc.	2.250%	2/15/26	5,550	5,090
	T-Mobile USA Inc.	2.625%	4/15/26	41,752	38,506
	T-Mobile USA Inc.	3.750%	4/15/27	88,149	83,523
	T-Mobile USA Inc.	5.375%	4/15/27	9,325	9,296
[1]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	19,163	18,441
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	24,538	23,407
[1]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	20,979	19,098
[1]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	17,844	16,765
	Verizon Communications Inc.	0.750%	3/22/24	9,134	8,684
	Verizon Communications Inc.	3.376%	2/15/25	33,339	32,564
	Verizon Communications Inc.	0.850%	11/20/25	42,358	38,015
	Verizon Communications Inc.	1.450%	3/20/26	61,254	55,435
	Verizon Communications Inc.	2.625%	8/15/26	47,567	44,293
	Verizon Communications Inc.	4.125%	3/16/27	66,352	65,110
	Verizon Communications Inc.	3.000%	3/22/27	21,385	20,059
	Vodafone Group plc	3.750%	1/16/24	23,875	23,622
	Vodafone Group plc	4.125%	5/30/25	28,721	28,371
	Walt Disney Co.	1.750%	8/30/24	29,584	28,142
	Walt Disney Co.	3.700%	9/15/24	3,985	3,912
	Walt Disney Co.	3.350%	3/24/25	31,591	30,766
	Walt Disney Co.	3.700%	10/15/25	13,192	12,877
	Walt Disney Co.	1.750%	1/13/26	28,403	26,119
	Walt Disney Co.	3.375%	11/15/26	12,103	11,559
	Walt Disney Co.	3.700%	3/23/27	21,849	21,151
[2]	Warnermedia Holdings Inc.	3.428%	3/15/24	39,805	38,659
[2]	Warnermedia Holdings Inc.	3.528%	3/15/24	14,205	13,761

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Warnermedia Holdings Inc.	3.638%	3/15/25	44,353	42,367
[2]	Warnermedia Holdings Inc.	3.788%	3/15/25	3,013	2,885
[2]	Warnermedia Holdings Inc.	3.755%	3/15/27	94,842	86,419
	Weibo Corp.	3.500%	7/5/24	14,009	13,335
	WPP Finance 2010	3.750%	9/19/24	15,490	14,969
					2,326,622
Consumer Discretionary (6.4%)
	Alibaba Group Holding Ltd.	3.600%	11/28/24	45,061	43,490
	Amazon.com Inc.	2.730%	4/13/24	14,740	14,401
	Amazon.com Inc.	0.450%	5/12/24	63,179	59,645
	Amazon.com Inc.	2.800%	8/22/24	42,775	41,592
[3]	Amazon.com Inc.	4.700%	11/29/24	10,000	10,016
	Amazon.com Inc.	3.800%	12/5/24	19,825	19,568
	Amazon.com Inc.	3.000%	4/13/25	19,173	18,587
	Amazon.com Inc.	0.800%	6/3/25	39,811	36,499
[3]	Amazon.com Inc.	4.600%	12/1/25	10,000	10,038
	Amazon.com Inc.	5.200%	12/3/25	10,011	10,232
	Amazon.com Inc.	1.000%	5/12/26	49,542	44,174
	Amazon.com Inc.	3.300%	4/13/27	65,094	62,472
	Amazon.com Inc.	1.200%	6/3/27	18,504	16,162
	Amazon.com Inc.	3.150%	8/22/27	73,852	70,099
[3]	Amazon.com Inc.	4.550%	12/1/27	27,315	27,484
[1]	American Honda Finance Corp.	3.550%	1/12/24	18,853	18,594
[1]	American Honda Finance Corp.	2.900%	2/16/24	16,359	15,967
[1]	American Honda Finance Corp.	2.400%	6/27/24	20,430	19,667
[1]	American Honda Finance Corp.	0.550%	7/12/24	27,116	25,307
[1]	American Honda Finance Corp.	2.150%	9/10/24	24,863	23,743
[1]	American Honda Finance Corp.	1.200%	7/8/25	11,057	10,118
[1]	American Honda Finance Corp.	1.000%	9/10/25	7,252	6,568
[1]	American Honda Finance Corp.	1.300%	9/9/26	500	444
[1]	American Honda Finance Corp.	2.300%	9/9/26	17,719	16,213
[1]	American Honda Finance Corp.	2.350%	1/8/27	26,397	24,075
	Aptiv plc	2.396%	2/18/25	10,767	10,126
	AutoNation Inc.	3.500%	11/15/24	8,161	7,812
	AutoNation Inc.	4.500%	10/1/25	12,897	12,568
	AutoNation Inc.	3.800%	11/15/27	5,000	4,521
	AutoZone Inc.	3.125%	4/18/24	7,359	7,169
	AutoZone Inc.	3.250%	4/15/25	2,062	1,983
	AutoZone Inc.	3.625%	4/15/25	8,472	8,228
	AutoZone Inc.	3.125%	4/21/26	11,271	10,715
	AutoZone Inc.	3.750%	6/1/27	12,875	12,365
	Block Financial LLC	5.250%	10/1/25	8,291	8,262
	BorgWarner Inc.	3.375%	3/15/25	13,535	13,055
	BorgWarner Inc.	2.650%	7/1/27	23,571	21,236
	Brunswick Corp.	0.850%	8/18/24	9,981	9,179
	Darden Restaurants Inc.	3.850%	5/1/27	10,103	9,696
	DR Horton Inc.	2.500%	10/15/24	17,005	16,191
	DR Horton Inc.	2.600%	10/15/25	17,509	16,347
	DR Horton Inc.	1.300%	10/15/26	9,681	8,325
	DR Horton Inc.	1.400%	10/15/27	8,000	6,690
	eBay Inc.	3.450%	8/1/24	7,019	6,857
	eBay Inc.	1.900%	3/11/25	24,031	22,555
	eBay Inc.	5.900%	11/22/25	3,000	3,070
	eBay Inc.	1.400%	5/10/26	19,050	16,983
	eBay Inc.	3.600%	6/5/27	9,175	8,683
	eBay Inc.	5.950%	11/22/27	13,615	13,978
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	10,118	9,809
	General Motors Co.	4.000%	4/1/25	13,413	13,096

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
General Motors Co.	6.125%	10/1/25	54,459	55,210
General Motors Co.	4.200%	10/1/27	7,996	7,617
General Motors Co.	6.800%	10/1/27	22,097	23,210
General Motors Financial Co. Inc.	5.100%	1/17/24	32,413	32,250
General Motors Financial Co. Inc.	1.050%	3/8/24	20,141	19,067
General Motors Financial Co. Inc.	3.950%	4/13/24	17,768	17,472
General Motors Financial Co. Inc.	1.200%	10/15/24	27,321	25,239
General Motors Financial Co. Inc.	3.500%	11/7/24	21,896	21,137
General Motors Financial Co. Inc.	4.000%	1/15/25	29,122	28,313
General Motors Financial Co. Inc.	2.900%	2/26/25	38,706	36,569
General Motors Financial Co. Inc.	3.800%	4/7/25	7,254	7,010
General Motors Financial Co. Inc.	4.350%	4/9/25	37,869	37,107
General Motors Financial Co. Inc.	2.750%	6/20/25	27,368	25,737
General Motors Financial Co. Inc.	4.300%	7/13/25	2,291	2,223
General Motors Financial Co. Inc.	1.250%	1/8/26	10,376	9,108
General Motors Financial Co. Inc.	5.250%	3/1/26	31,287	30,973
General Motors Financial Co. Inc.	1.500%	6/10/26	13,208	11,466
General Motors Financial Co. Inc.	4.000%	10/6/26	18,311	17,211
General Motors Financial Co. Inc.	4.350%	1/17/27	44,166	42,389
General Motors Financial Co. Inc.	2.350%	2/26/27	19,565	17,231
General Motors Financial Co. Inc.	5.000%	4/9/27	49,457	48,364
General Motors Financial Co. Inc.	2.700%	8/20/27	26,190	23,079
Genuine Parts Co.	1.750%	2/1/25	7,590	7,084
Harley-Davidson Inc.	3.500%	7/28/25	9,637	9,171
Hasbro Inc.	3.000%	11/19/24	15,891	15,275
Hasbro Inc.	3.550%	11/19/26	19,540	18,412
Home Depot Inc.	3.750%	2/15/24	21,034	20,842
Home Depot Inc.	2.700%	4/15/25	5,200	5,003
Home Depot Inc.	3.350%	9/15/25	28,849	28,052
Home Depot Inc.	4.000%	9/15/25	7,850	7,793
Home Depot Inc.	3.000%	4/1/26	31,026	29,728
Home Depot Inc.	2.125%	9/15/26	15,867	14,627
Home Depot Inc.	2.500%	4/15/27	41,083	38,148
Home Depot Inc.	2.875%	4/15/27	12,402	11,653
Home Depot Inc.	2.800%	9/14/27	34,785	32,574
Honda Motor Co. Ltd.	2.271%	3/10/25	22,085	20,963
Honda Motor Co. Ltd.	2.534%	3/10/27	33,304	30,636
Hyatt Hotels Corp.	1.800%	10/1/24	2,355	2,204
Hyatt Hotels Corp.	5.625%	4/23/25	14,745	14,610
Hyatt Hotels Corp.	4.850%	3/15/26	14,111	13,887
JD.com Inc.	3.875%	4/29/26	10,793	10,284
Kohl's Corp.	4.250%	7/17/25	3,246	3,059
Leggett & Platt Inc.	3.800%	11/15/24	5,671	5,506
Leggett & Platt Inc.	3.500%	11/15/27	10,327	9,554
Leland Stanford Junior University	1.289%	6/1/27	7,554	6,571
Lennar Corp.	4.875%	12/15/23	14,662	14,592
Lennar Corp.	4.500%	4/30/24	14,404	14,198
Lennar Corp.	5.875%	11/15/24	9,319	9,369
Lennar Corp.	4.750%	5/30/25	7,688	7,572
Lennar Corp.	5.250%	6/1/26	4,310	4,326
Lennar Corp.	5.000%	6/15/27	3,169	3,121
Lennar Corp.	4.750%	11/29/27	13,000	12,449
Lowe's Cos. Inc.	3.125%	9/15/24	2,046	1,989
Lowe's Cos. Inc.	4.000%	4/15/25	14,692	14,474
Lowe's Cos. Inc.	4.400%	9/8/25	17,154	17,031
Lowe's Cos. Inc.	3.375%	9/15/25	13,834	13,342
Lowe's Cos. Inc.	2.500%	4/15/26	33,703	31,608
Lowe's Cos. Inc.	3.350%	4/1/27	22,044	20,947

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	3.100%	5/3/27	39,856	37,443
	Magna International Inc.	3.625%	6/15/24	16,686	16,330
	Magna International Inc.	4.150%	10/1/25	12,304	12,097
[1]	Marriott International Inc.	4.150%	12/1/23	7,442	7,369
	Marriott International Inc.	3.600%	4/15/24	19,085	18,719
	Marriott International Inc.	3.750%	3/15/25	8,846	8,592
[1]	Marriott International Inc.	5.750%	5/1/25	8,799	8,948
	Marriott International Inc.	3.750%	10/1/25	3,992	3,853
[1]	Marriott International Inc.	3.125%	6/15/26	34,275	32,093
	Marriott International Inc.	5.000%	10/15/27	10,000	9,935
	Masco Corp.	3.500%	11/15/27	2,559	2,354
[1]	McDonald's Corp.	3.250%	6/10/24	8,933	8,756
[1]	McDonald's Corp.	3.375%	5/26/25	15,860	15,462
[1]	McDonald's Corp.	3.300%	7/1/25	25,089	24,410
[1]	McDonald's Corp.	1.450%	9/1/25	13,018	12,030
[1]	McDonald's Corp.	3.700%	1/30/26	37,048	36,351
[1]	McDonald's Corp.	3.500%	3/1/27	18,004	17,351
[1]	McDonald's Corp.	3.500%	7/1/27	10,000	9,578
[2]	Mercedes-Benz Finance North America LLC	0.750%	3/1/24	5,000	4,733
	NIKE Inc.	2.400%	3/27/25	8,433	8,084
	NIKE Inc.	2.375%	11/1/26	22,003	20,474
	NIKE Inc.	2.750%	3/27/27	30,242	28,438
	O'Reilly Automotive Inc.	3.550%	3/15/26	13,379	12,929
	O'Reilly Automotive Inc.	3.600%	9/1/27	11,305	10,743
	Owens Corning	4.200%	12/1/24	6,146	6,050
	Owens Corning	3.400%	8/15/26	11,616	10,927
	PulteGroup Inc.	5.500%	3/1/26	15,445	15,579
	PulteGroup Inc.	5.000%	1/15/27	6,200	6,152
	PVH Corp.	4.625%	7/10/25	11,580	11,228
	Ralph Lauren Corp.	3.750%	9/15/25	8,979	8,782
	Ross Stores Inc.	4.600%	4/15/25	16,850	16,793
	Ross Stores Inc.	0.875%	4/15/26	14,146	12,445
	Snap-on Inc.	3.250%	3/1/27	1,141	1,087
	Stanley Black & Decker Inc.	3.400%	3/1/26	13,238	12,682
[1]	Stanley Black & Decker Inc.	4.000%	3/15/60	15,099	12,985
	Starbucks Corp.	3.800%	8/15/25	23,741	23,427
	Starbucks Corp.	2.450%	6/15/26	10,640	9,953
	Starbucks Corp.	2.000%	3/12/27	11,359	10,227
	Tapestry Inc.	4.125%	7/15/27	8,387	7,802
	TJX Cos. Inc.	2.250%	9/15/26	12,260	11,380
	Toll Brothers Finance Corp.	4.875%	11/15/25	11,495	11,112
	Toyota Motor Corp.	0.681%	3/25/24	38,858	36,823
	Toyota Motor Corp.	2.358%	7/2/24	8,106	7,820
	Toyota Motor Corp.	1.339%	3/25/26	27,363	24,713
	Toyota Motor Credit Corp.	3.350%	1/8/24	8,191	8,068
[1]	Toyota Motor Credit Corp.	0.450%	1/11/24	21,047	20,074
	Toyota Motor Credit Corp.	2.500%	3/22/24	10,285	9,997
[1]	Toyota Motor Credit Corp.	2.900%	4/17/24	15,415	15,024
[1]	Toyota Motor Credit Corp.	0.500%	6/18/24	7,086	6,636
	Toyota Motor Credit Corp.	0.625%	9/13/24	17,502	16,298
[1]	Toyota Motor Credit Corp.	4.400%	9/20/24	21,323	21,210
[1]	Toyota Motor Credit Corp.	2.000%	10/7/24	9,993	9,512
[1]	Toyota Motor Credit Corp.	1.450%	1/13/25	12,574	11,802
[1]	Toyota Motor Credit Corp.	1.800%	2/13/25	54,807	51,649
[1]	Toyota Motor Credit Corp.	3.000%	4/1/25	31,950	30,792
[1]	Toyota Motor Credit Corp.	3.400%	4/14/25	17,328	16,851
	Toyota Motor Credit Corp.	3.950%	6/30/25	12,670	12,470
[1]	Toyota Motor Credit Corp.	0.800%	10/16/25	13,648	12,266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Toyota Motor Credit Corp.	0.800%	1/9/26	6,725	6,009
[1]	Toyota Motor Credit Corp.	1.125%	6/18/26	26,841	23,873
[1]	Toyota Motor Credit Corp.	3.200%	1/11/27	36,987	35,011
[1]	Toyota Motor Credit Corp.	1.900%	1/13/27	10,992	9,874
	Toyota Motor Credit Corp.	3.050%	3/22/27	30,732	28,902
[1]	Toyota Motor Credit Corp.	1.150%	8/13/27	12,948	11,090
[1]	Toyota Motor Credit Corp.	4.550%	9/20/27	22,571	22,429
	Toyota Motor Credit Corp.	5.450%	11/10/27	20,000	20,573
	VF Corp.	2.400%	4/23/25	19,396	18,228
	VF Corp.	2.800%	4/23/27	9,072	8,273
	Whirlpool Corp.	4.000%	3/1/24	5,725	5,649
	Whirlpool Corp.	3.700%	5/1/25	5,232	5,097
[1]	Yale University	0.873%	4/15/25	11,406	10,494
					3,056,480
Consumer Staples (5.2%)
	Altria Group Inc.	4.000%	1/31/24	11,273	11,143
	Altria Group Inc.	3.800%	2/14/24	4,502	4,430
	Altria Group Inc.	2.350%	5/6/25	15,120	14,222
	Altria Group Inc.	4.400%	2/14/26	35,851	35,271
	Altria Group Inc.	2.625%	9/16/26	3,204	2,946
[1]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	71,140	69,080
	Archer-Daniels-Midland Co.	2.500%	8/11/26	26,211	24,401
	BAT Capital Corp.	3.222%	8/15/24	45,348	43,738
	BAT Capital Corp.	2.789%	9/6/24	20,864	19,957
	BAT Capital Corp.	3.215%	9/6/26	18,751	17,409
	BAT Capital Corp.	4.700%	4/2/27	8,058	7,784
	BAT Capital Corp.	3.557%	8/15/27	66,960	61,086
	BAT Capital Corp.	2.259%	3/25/28	6,450	5,410
	BAT International Finance plc	1.668%	3/25/26	36,273	32,162
	Brown-Forman Corp.	3.500%	4/15/25	6,229	6,092
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	9,667	8,840
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	23,051	21,607
	Campbell Soup Co.	3.950%	3/15/25	23,878	23,420
	Campbell Soup Co.	3.300%	3/19/25	7,871	7,588
	Church & Dwight Co. Inc.	3.150%	8/1/27	10,000	9,408
	Clorox Co.	3.100%	10/1/27	5,844	5,454
	Coca-Cola Co.	1.750%	9/6/24	18,461	17,714
	Coca-Cola Co.	3.375%	3/25/27	25,159	24,390
	Coca-Cola Co.	2.900%	5/25/27	5,619	5,337
	Coca-Cola Co.	1.450%	6/1/27	35,204	31,333
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	8,465	8,223
[1]	Colgate-Palmolive Co.	3.250%	3/15/24	16,549	16,292
	Colgate-Palmolive Co.	3.100%	8/15/27	17,650	16,956
	Conagra Brands Inc.	4.300%	5/1/24	21,821	21,559
	Conagra Brands Inc.	4.600%	11/1/25	23,699	23,464
	Conagra Brands Inc.	1.375%	11/1/27	15,000	12,511
	Constellation Brands Inc.	4.750%	11/15/24	6,198	6,166
	Constellation Brands Inc.	4.400%	11/15/25	13,460	13,315
	Constellation Brands Inc.	4.750%	12/1/25	9,281	9,302
	Constellation Brands Inc.	3.700%	12/6/26	13,976	13,404
	Constellation Brands Inc.	3.500%	5/9/27	24,673	23,276
	Constellation Brands Inc.	4.350%	5/9/27	10,404	10,166
	Costco Wholesale Corp.	2.750%	5/18/24	36,148	35,315
	Costco Wholesale Corp.	3.000%	5/18/27	21,434	20,507
	Costco Wholesale Corp.	1.375%	6/20/27	31,111	27,575
	Diageo Capital plc	2.125%	10/24/24	4,684	4,457
	Diageo Capital plc	1.375%	9/29/25	21,757	19,938
	Diageo Capital plc	5.300%	10/24/27	23,010	23,713

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dollar General Corp.	4.250%	9/20/24	21,850	21,551
	Dollar General Corp.	4.150%	11/1/25	6,263	6,148
	Dollar General Corp.	3.875%	4/15/27	7,517	7,241
	Dollar General Corp.	4.625%	11/1/27	11,700	11,612
	Dollar Tree Inc.	4.000%	5/15/25	23,079	22,608
	Estee Lauder Cos. Inc.	2.000%	12/1/24	15,211	14,443
	Estee Lauder Cos. Inc.	3.150%	3/15/27	4,857	4,597
	Flowers Foods Inc.	3.500%	10/1/26	8,099	7,631
	General Mills Inc.	3.650%	2/15/24	8,657	8,553
	General Mills Inc.	4.000%	4/17/25	12,088	11,914
	General Mills Inc.	3.200%	2/10/27	17,328	16,542
	GSK Consumer Healthcare Capital UK plc	3.125%	3/24/25	18,899	18,074
	GSK Consumer Healthcare Capital US LLC	3.024%	3/24/24	8,325	8,082
	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/27	63,190	59,099
	Hershey Co.	2.050%	11/15/24	1,074	1,023
	Hershey Co.	0.900%	6/1/25	9,535	8,728
	Hershey Co.	3.200%	8/21/25	2,206	2,132
	Hershey Co.	2.300%	8/15/26	9,997	9,273
	Hormel Foods Corp.	0.650%	6/3/24	16,322	15,351
	Ingredion Inc.	3.200%	10/1/26	11,224	10,514
	J M Smucker Co.	3.500%	3/15/25	16,678	16,208
[2]	JBS USA LUX SA	2.500%	1/15/27	26,220	23,132
	Kellogg Co.	2.650%	12/1/23	12,497	12,218
	Kellogg Co.	3.250%	4/1/26	15,687	15,007
	Keurig Dr Pepper Inc.	3.130%	12/15/23	18,800	18,436
	Keurig Dr Pepper Inc.	0.750%	3/15/24	14,654	13,858
	Keurig Dr Pepper Inc.	4.417%	5/25/25	8,929	8,911
	Keurig Dr Pepper Inc.	3.400%	11/15/25	11,576	11,186
	Keurig Dr Pepper Inc.	2.550%	9/15/26	12,605	11,578
	Keurig Dr Pepper Inc.	3.430%	6/15/27	6,060	5,692
	Kimberly-Clark Corp.	3.050%	8/15/25	7,055	6,785
	Kimberly-Clark Corp.	2.750%	2/15/26	12,465	11,821
	Kraft Heinz Foods Co.	3.000%	6/1/26	47,792	44,988
	Kraft Heinz Foods Co.	3.875%	5/15/27	47,198	45,542
	Kroger Co.	4.000%	2/1/24	12,551	12,421
	Kroger Co.	3.500%	2/1/26	8,806	8,458
	Kroger Co.	2.650%	10/15/26	20,055	18,459
	Kroger Co.	3.700%	8/1/27	17,400	16,577
	McCormick & Co. Inc.	3.150%	8/15/24	18,727	18,126
	McCormick & Co. Inc.	0.900%	2/15/26	5,794	5,094
	McCormick & Co. Inc.	3.400%	8/15/27	8,530	8,019
	Mead Johnson Nutrition Co.	4.125%	11/15/25	28,639	28,204
	Molson Coors Beverage Co.	3.000%	7/15/26	41,810	39,252
	Mondelez International Inc.	2.125%	3/17/24	13,331	12,853
	Mondelez International Inc.	1.500%	5/4/25	25,562	23,750
	Mondelez International Inc.	2.625%	3/17/27	4,098	3,738
	PepsiCo Inc.	3.600%	3/1/24	9,557	9,437
	PepsiCo Inc.	2.250%	3/19/25	39,357	37,607
	PepsiCo Inc.	2.750%	4/30/25	23,327	22,413
	PepsiCo Inc.	3.500%	7/17/25	16,258	15,932
	PepsiCo Inc.	2.850%	2/24/26	22,855	21,947
	PepsiCo Inc.	2.375%	10/6/26	19,134	17,942
	PepsiCo Inc.	2.625%	3/19/27	19,236	17,948
	PepsiCo Inc.	3.000%	10/15/27	23,820	22,586
	Philip Morris International Inc.	2.875%	5/1/24	21,588	20,969
	Philip Morris International Inc.	3.250%	11/10/24	1,300	1,256
	Philip Morris International Inc.	5.125%	11/15/24	20,000	20,012
	Philip Morris International Inc.	1.500%	5/1/25	5,009	4,635

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	3.375%	8/11/25	19,152	18,386
	Philip Morris International Inc.	5.000%	11/17/25	15,000	14,940
	Philip Morris International Inc.	2.750%	2/25/26	26,293	24,748
	Philip Morris International Inc.	0.875%	5/1/26	18,085	15,924
	Philip Morris International Inc.	5.125%	11/17/27	43,500	43,599
	Procter & Gamble Co.	0.550%	10/29/25	26,259	23,624
	Procter & Gamble Co.	2.700%	2/2/26	11,474	10,985
	Procter & Gamble Co.	2.450%	11/3/26	31,557	29,693
	Procter & Gamble Co.	1.900%	2/1/27	3,882	3,561
	Procter & Gamble Co.	2.800%	3/25/27	11,422	10,767
	Procter & Gamble Co.	2.850%	8/11/27	10,865	10,261
	Reynolds American Inc.	4.450%	6/12/25	74,654	73,441
	Sysco Corp.	3.750%	10/1/25	19,999	19,405
	Sysco Corp.	3.300%	7/15/26	25,556	24,226
	Sysco Corp.	3.250%	7/15/27	10,420	9,710
	Target Corp.	3.500%	7/1/24	14,089	13,859
	Target Corp.	2.250%	4/15/25	22,755	21,664
	Target Corp.	2.500%	4/15/26	18,933	17,847
	Target Corp.	1.950%	1/15/27	31,660	28,967
	Tyson Foods Inc.	3.950%	8/15/24	16,401	16,121
	Tyson Foods Inc.	4.000%	3/1/26	30,067	29,280
	Tyson Foods Inc.	3.550%	6/2/27	27,070	25,593
	Unilever Capital Corp.	3.250%	3/7/24	11,194	11,008
	Unilever Capital Corp.	2.600%	5/5/24	10,886	10,571
	Unilever Capital Corp.	0.626%	8/12/24	2,310	2,158
	Unilever Capital Corp.	3.375%	3/22/25	5,421	5,292
	Unilever Capital Corp.	3.100%	7/30/25	6,419	6,192
	Unilever Capital Corp.	2.000%	7/28/26	16,495	15,133
	Unilever Capital Corp.	2.900%	5/5/27	11,505	10,800
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	24,666	24,198
	Walgreens Boots Alliance Inc.	3.450%	6/1/26	31,279	29,972
	Walmart Inc.	3.300%	4/22/24	35,709	35,122
	Walmart Inc.	2.850%	7/8/24	26,004	25,366
	Walmart Inc.	2.650%	12/15/24	16,193	15,624
	Walmart Inc.	3.550%	6/26/25	18,662	18,413
	Walmart Inc.	3.900%	9/9/25	22,315	22,062
	Walmart Inc.	3.050%	7/8/26	24,161	23,383
	Walmart Inc.	1.050%	9/17/26	24,325	21,607
	Walmart Inc.	3.950%	9/9/27	21,185	21,074
					2,519,050
Energy (5.5%)
	Baker Hughes Holdings LLC	1.231%	12/15/23	10,027	9,667
	Baker Hughes Holdings LLC	2.061%	12/15/26	12,141	10,942
	Boardwalk Pipelines LP	4.950%	12/15/24	5,069	5,025
	Boardwalk Pipelines LP	5.950%	6/1/26	16,863	17,200
	Boardwalk Pipelines LP	4.450%	7/15/27	7,526	7,194
	BP Capital Markets America Inc.	3.796%	9/21/25	17,502	17,220
	BP Capital Markets America Inc.	3.410%	2/11/26	19,655	19,003
[1]	BP Capital Markets America Inc.	3.119%	5/4/26	20,310	19,399
[1]	BP Capital Markets America Inc.	3.017%	1/16/27	26,076	24,505
	BP Capital Markets America Inc.	3.543%	4/6/27	15,775	15,116
[1]	BP Capital Markets America Inc.	3.588%	4/14/27	14,410	13,874
	BP Capital Markets plc	3.279%	9/19/27	4,897	4,632
	Canadian Natural Resources Ltd.	3.800%	4/15/24	18,930	18,626
	Canadian Natural Resources Ltd.	3.900%	2/1/25	7,464	7,306
	Canadian Natural Resources Ltd.	2.050%	7/15/25	15,009	14,021
	Canadian Natural Resources Ltd.	3.850%	6/1/27	31,210	29,589
	Cenovus Energy Inc.	4.250%	4/15/27	10,866	10,434

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	27,061	27,450
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	51,344	51,607
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	36,334	36,391
	Chevron Corp.	2.895%	3/3/24	26,079	25,560
	Chevron Corp.	1.554%	5/11/25	61,225	57,253
	Chevron Corp.	3.326%	11/17/25	15,370	14,920
	Chevron Corp.	2.954%	5/16/26	37,663	35,920
	Chevron Corp.	1.995%	5/11/27	16,962	15,373
	Chevron USA Inc.	3.900%	11/15/24	10,850	10,729
	Chevron USA Inc.	0.687%	8/12/25	18,676	16,948
	Chevron USA Inc.	1.018%	8/12/27	5,298	4,586
	Columbia Pipeline Group Inc.	4.500%	6/1/25	21,323	21,071
	ConocoPhillips Co.	2.125%	3/8/24	11,260	10,877
	ConocoPhillips Co.	3.350%	11/15/24	6,969	6,797
	ConocoPhillips Co.	2.400%	3/7/25	11,730	11,133
	Continental Resources Inc.	3.800%	6/1/24	19,610	19,076
[2]	Coterra Energy Inc.	3.900%	5/15/27	25,319	23,905
	DCP Midstream Operating LP	5.375%	7/15/25	10,026	9,918
	DCP Midstream Operating LP	5.625%	7/15/27	10,950	10,945
	Devon Energy Corp.	5.250%	9/15/24	17,775	17,817
	Devon Energy Corp.	5.850%	12/15/25	12,516	12,803
	Diamondback Energy Inc.	3.250%	12/1/26	21,293	19,966
[1]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	3,906	3,741
	Enbridge Energy Partners LP	5.875%	10/15/25	7,377	7,539
	Enbridge Inc.	2.150%	2/16/24	4,899	4,728
	Enbridge Inc.	3.500%	6/10/24	15,686	15,291
	Enbridge Inc.	2.500%	1/15/25	12,166	11,553
	Enbridge Inc.	2.500%	2/14/25	2,262	2,144
	Enbridge Inc.	1.600%	10/4/26	3,721	3,274
	Enbridge Inc.	4.250%	12/1/26	19,992	19,404
	Enbridge Inc.	3.700%	7/15/27	12,836	12,115
[1]	Energy Transfer LP	5.875%	1/15/24	22,368	22,458
	Energy Transfer LP	4.900%	2/1/24	6,007	5,969
	Energy Transfer LP	4.250%	4/1/24	11,022	10,816
	Energy Transfer LP	4.500%	4/15/24	21,590	21,327
	Energy Transfer LP	3.900%	5/15/24	12,490	12,177
	Energy Transfer LP	4.050%	3/15/25	21,015	20,419
	Energy Transfer LP	2.900%	5/15/25	23,061	21,777
	Energy Transfer LP	5.950%	12/1/25	11,308	11,422
	Energy Transfer LP	4.750%	1/15/26	23,945	23,514
	Energy Transfer LP	3.900%	7/15/26	12,252	11,577
	Energy Transfer LP	4.400%	3/15/27	20,232	19,369
	Energy Transfer LP	4.200%	4/15/27	15,906	15,081
[1]	Energy Transfer LP	5.500%	6/1/27	23,110	23,111
	Energy Transfer LP	4.000%	10/1/27	1,750	1,643
	Enterprise Products Operating LLC	3.900%	2/15/24	6,436	6,335
	Enterprise Products Operating LLC	3.750%	2/15/25	27,397	26,798
	Enterprise Products Operating LLC	3.700%	2/15/26	17,126	16,571
	Enterprise Products Operating LLC	3.950%	2/15/27	12,709	12,285
[1]	Enterprise Products Operating LLC	5.250%	8/16/77	16,706	13,603
	EOG Resources Inc.	3.150%	4/1/25	11,392	11,020
	EOG Resources Inc.	4.150%	1/15/26	25,018	24,678
	EQT Corp.	6.125%	2/1/25	19,676	19,797
	EQT Corp.	5.678%	10/1/25	12,550	12,552
	EQT Corp.	5.700%	4/1/28	5,300	5,321
	Exxon Mobil Corp.	3.176%	3/15/24	15,747	15,498
	Exxon Mobil Corp.	2.019%	8/16/24	23,536	22,592
	Exxon Mobil Corp.	2.709%	3/6/25	28,131	27,046

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exxon Mobil Corp.	2.992%	3/19/25	83,297	80,731
	Exxon Mobil Corp.	3.043%	3/1/26	60,621	58,096
	Exxon Mobil Corp.	2.275%	8/16/26	21,207	19,805
	Exxon Mobil Corp.	3.294%	3/19/27	13,895	13,438
	Halliburton Co.	3.800%	11/15/25	6,759	6,613
	Hess Corp.	3.500%	7/15/24	6,106	5,949
	Hess Corp.	4.300%	4/1/27	23,250	22,350
	HF Sinclair Corp.	5.875%	4/1/26	25,647	25,814
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	13,875	13,694
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	17,902	17,671
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	11,510	11,342
	Kinder Morgan Inc.	4.300%	6/1/25	24,945	24,577
	Kinder Morgan Inc.	1.750%	11/15/26	9,433	8,353
	Magellan Midstream Partners LP	5.000%	3/1/26	15,930	15,964
	Marathon Oil Corp.	4.400%	7/15/27	10,000	9,671
	Marathon Petroleum Corp.	3.625%	9/15/24	7,406	7,235
	Marathon Petroleum Corp.	4.700%	5/1/25	37,697	37,366
	Marathon Petroleum Corp.	5.125%	12/15/26	22,737	22,779
	MPLX LP	4.875%	12/1/24	26,543	26,349
	MPLX LP	4.000%	2/15/25	7,700	7,482
	MPLX LP	4.875%	6/1/25	24,955	24,640
	MPLX LP	1.750%	3/1/26	34,536	30,977
	MPLX LP	4.125%	3/1/27	29,371	28,039
	Northwest Pipeline LLC	4.000%	4/1/27	1,902	1,800
	ONEOK Inc.	2.750%	9/1/24	11,193	10,751
	ONEOK Inc.	2.200%	9/15/25	9,113	8,373
	ONEOK Inc.	5.850%	1/15/26	14,889	15,120
	ONEOK Inc.	4.000%	7/13/27	12,560	11,829
	ONEOK Partners LP	4.900%	3/15/25	16,985	16,777
	Ovintiv Exploration Inc.	5.375%	1/1/26	19,150	19,027
	Phillips 66	0.900%	2/15/24	5,249	5,000
	Phillips 66	3.850%	4/9/25	22,888	22,420
	Phillips 66	1.300%	2/15/26	3,726	3,339
[2]	Phillips 66 Co.	2.450%	12/15/24	5,951	5,603
[2]	Phillips 66 Co.	3.605%	2/15/25	10,972	10,625
[2]	Phillips 66 Co.	3.550%	10/1/26	10,652	10,055
	Pioneer Natural Resources Co.	1.125%	1/15/26	17,597	15,711
	Plains All American Pipeline LP	3.600%	11/1/24	11,208	10,805
	Plains All American Pipeline LP	4.650%	10/15/25	22,503	22,163
	Plains All American Pipeline LP	4.500%	12/15/26	16,806	16,218
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	57,430	57,539
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	62,187	62,407
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	20,401	20,712
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	34,061	33,639
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	12,450	11,416
	Schlumberger Investment SA	3.650%	12/1/23	32,399	32,040
	Shell International Finance BV	2.000%	11/7/24	24,005	22,929
	Shell International Finance BV	3.250%	5/11/25	57,388	55,823
	Shell International Finance BV	2.875%	5/10/26	41,985	39,988
	Shell International Finance BV	2.500%	9/12/26	22,117	20,740
	Spectra Energy Partners LP	4.750%	3/15/24	30,626	30,458
	Spectra Energy Partners LP	3.500%	3/15/25	9,158	8,835
	Spectra Energy Partners LP	3.375%	10/15/26	20,540	19,248
	Targa Resources Corp.	5.200%	7/1/27	10,290	10,166
	Targa Resources Partners LP	6.500%	7/15/27	20,010	20,124
	TC PipeLines LP	4.375%	3/13/25	6,612	6,498
	TC PipeLines LP	3.900%	5/25/27	13,238	12,586
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	3,393	3,634

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TotalEnergies Capital International SA	3.700%	1/15/24	28,114	27,786
	TotalEnergies Capital International SA	3.750%	4/10/24	8,041	7,941
	TotalEnergies Capital International SA	2.434%	1/10/25	19,200	18,396
	TransCanada PipeLines Ltd.	1.000%	10/12/24	24,633	22,869
	TransCanada PipeLines Ltd.	4.875%	1/15/26	22,938	22,786
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	28,075	30,167
	Williams Cos. Inc.	4.300%	3/4/24	25,288	25,024
	Williams Cos. Inc.	4.550%	6/24/24	24,609	24,360
	Williams Cos. Inc.	3.900%	1/15/25	2,163	2,114
	Williams Cos. Inc.	4.000%	9/15/25	23,284	22,700
	Williams Cos. Inc.	3.750%	6/15/27	29,778	28,180
					2,644,999
Financials (44.2%)
	AerCap Ireland Capital DAC	4.875%	1/16/24	30,651	30,152
	AerCap Ireland Capital DAC	3.150%	2/15/24	18,582	17,919
	AerCap Ireland Capital DAC	2.875%	8/14/24	20,229	19,137
	AerCap Ireland Capital DAC	1.650%	10/29/24	76,332	70,175
[1]	AerCap Ireland Capital DAC	1.750%	10/29/24	22,890	20,952
	AerCap Ireland Capital DAC	3.500%	1/15/25	21,281	20,300
	AerCap Ireland Capital DAC	6.500%	7/15/25	20,469	20,594
	AerCap Ireland Capital DAC	4.450%	10/1/25	22,267	21,392
	AerCap Ireland Capital DAC	1.750%	1/30/26	12,102	10,678
	AerCap Ireland Capital DAC	4.450%	4/3/26	4,234	4,052
	AerCap Ireland Capital DAC	2.450%	10/29/26	95,915	83,797
	AerCap Ireland Capital DAC	3.650%	7/21/27	20,544	18,533
	AerCap Ireland Capital DAC	3.875%	1/23/28	3,945	3,528
	Affiliated Managers Group Inc.	4.250%	2/15/24	5,721	5,665
	Affiliated Managers Group Inc.	3.500%	8/1/25	10,132	9,755
	Aflac Inc.	1.125%	3/15/26	20,384	18,166
[1]	Air Lease Corp.	4.250%	2/1/24	19,886	19,530
[1]	Air Lease Corp.	0.700%	2/15/24	17,111	16,092
	Air Lease Corp.	0.800%	8/18/24	17,039	15,685
	Air Lease Corp.	4.250%	9/15/24	11,328	11,146
[1]	Air Lease Corp.	2.300%	2/1/25	17,594	16,393
	Air Lease Corp.	3.250%	3/1/25	14,440	13,694
	Air Lease Corp.	3.375%	7/1/25	13,129	12,393
[1]	Air Lease Corp.	2.875%	1/15/26	31,751	29,256
[1]	Air Lease Corp.	3.750%	6/1/26	13,701	12,897
	Air Lease Corp.	1.875%	8/15/26	28,514	24,991
	Air Lease Corp.	2.200%	1/15/27	7,884	6,888
	Air Lease Corp.	3.625%	4/1/27	9,635	8,847
[3]	Air Lease Corp.	5.850%	12/15/27	7,000	6,959
	Aircastle Ltd.	4.125%	5/1/24	12,567	12,117
	Aircastle Ltd.	4.250%	6/15/26	16,176	15,080
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	11,600	11,119
	Allstate Corp.	0.750%	12/15/25	11,795	10,434
	Allstate Corp.	3.280%	12/15/26	7,367	7,015
	Ally Financial Inc.	3.875%	5/21/24	17,433	16,972
	Ally Financial Inc.	5.125%	9/30/24	31,217	30,977
	Ally Financial Inc.	4.625%	3/30/25	22,758	22,432
	Ally Financial Inc.	5.800%	5/1/25	17,945	18,037
	Ally Financial Inc.	4.750%	6/9/27	5,255	4,975
	Ally Financial Inc.	7.100%	11/15/27	14,750	15,145
	American Equity Investment Life Holding Co.	5.000%	6/15/27	13,878	13,293
	American Express Co.	3.400%	2/22/24	39,416	38,764
	American Express Co.	3.375%	5/3/24	8,787	8,615
	American Express Co.	2.500%	7/30/24	35,095	33,850
	American Express Co.	3.000%	10/30/24	40,613	39,388

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Express Co.	3.625%	12/5/24	12,413	12,140
	American Express Co.	2.250%	3/4/25	42,154	39,840
	American Express Co.	3.950%	8/1/25	24,400	23,932
	American Express Co.	4.200%	11/6/25	14,871	14,710
	American Express Co.	3.125%	5/20/26	18,212	17,253
	American Express Co.	1.650%	11/4/26	25,580	22,760
	American Express Co.	2.550%	3/4/27	31,405	28,555
	American Express Co.	3.300%	5/3/27	68,844	64,462
	American Express Co.	5.850%	11/5/27	22,000	22,851
[1]	American Express Credit Corp.	3.300%	5/3/27	1,082	1,019
	American International Group Inc.	4.125%	2/15/24	16,021	15,832
	American International Group Inc.	2.500%	6/30/25	27,511	26,021
	American International Group Inc.	3.900%	4/1/26	15,250	14,826
	Ameriprise Financial Inc.	3.700%	10/15/24	4,218	4,125
	Ameriprise Financial Inc.	3.000%	4/2/25	18,940	18,209
	Ameriprise Financial Inc.	2.875%	9/15/26	5,843	5,465
[1]	Aon Corp.	8.205%	1/1/27	8,226	8,527
	Aon Corp.	2.850%	5/28/27	17,220	15,814
	Aon Global Ltd.	3.500%	6/14/24	6,750	6,600
	Aon Global Ltd.	3.875%	12/15/25	19,744	19,187
	Arch Capital Finance LLC	4.011%	12/15/26	11,580	11,125
	Ares Capital Corp.	4.200%	6/10/24	13,889	13,475
	Ares Capital Corp.	4.250%	3/1/25	9,273	8,809
	Ares Capital Corp.	3.250%	7/15/25	23,185	21,265
	Ares Capital Corp.	3.875%	1/15/26	32,737	30,132
	Ares Capital Corp.	2.150%	7/15/26	32,119	27,430
	Ares Capital Corp.	2.875%	6/15/27	6,238	5,347
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	1,219	1,220
[1]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	11,529	11,202
[3]	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	5,000	5,041
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	7,833	6,778
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	8,659	7,169
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	14,547	13,021
	Banco Bilbao Vizcaya Argentaria SA	5.862%	9/14/26	21,600	21,381
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	18,200	18,032
	Banco Santander SA	3.892%	5/24/24	5,480	5,357
	Banco Santander SA	2.706%	6/27/24	46,509	44,702
	Banco Santander SA	2.746%	5/28/25	45,543	42,786
	Banco Santander SA	5.147%	8/18/25	39,300	38,868
	Banco Santander SA	5.179%	11/19/25	38,758	37,907
	Banco Santander SA	1.849%	3/25/26	33,582	29,653
	Banco Santander SA	4.250%	4/11/27	29,655	27,957
	Banco Santander SA	5.294%	8/18/27	41,820	40,567
	Banco Santander SA	1.722%	9/14/27	25,509	21,712
	Banco Santander SA	4.175%	3/24/28	31,495	29,077
[1]	Bank of America Corp.	4.125%	1/22/24	49,807	49,463
[1]	Bank of America Corp.	4.000%	4/1/24	21,545	21,381
[1]	Bank of America Corp.	4.200%	8/26/24	66,842	65,914
[1]	Bank of America Corp.	0.810%	10/24/24	30,198	28,872
[1]	Bank of America Corp.	4.000%	1/22/25	67,695	66,390
	Bank of America Corp.	1.843%	2/4/25	10,646	10,162
[1]	Bank of America Corp.	3.458%	3/15/25	65,431	63,713
[1]	Bank of America Corp.	3.950%	4/21/25	69,426	67,887
	Bank of America Corp.	0.976%	4/22/25	61,009	57,090
	Bank of America Corp.	3.841%	4/25/25	33,509	32,699
[1]	Bank of America Corp.	3.875%	8/1/25	24,792	24,456
[1]	Bank of America Corp.	0.981%	9/25/25	44,811	41,095
[1]	Bank of America Corp.	3.093%	10/1/25	55,952	53,380

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Bank of America Corp.	2.456%	10/22/25	39,583	37,241
[1]	Bank of America Corp.	1.530%	12/6/25	28,552	26,223
[1]	Bank of America Corp.	3.366%	1/23/26	58,332	55,761
[1]	Bank of America Corp.	2.015%	2/13/26	50,182	46,503
[1]	Bank of America Corp.	4.450%	3/3/26	63,048	62,133
[1]	Bank of America Corp.	3.384%	4/2/26	33,835	32,210
[1]	Bank of America Corp.	3.500%	4/19/26	91,582	87,850
[1]	Bank of America Corp.	1.319%	6/19/26	77,489	69,847
	Bank of America Corp.	4.827%	7/22/26	6,430	6,345
	Bank of America Corp.	6.220%	9/15/26	5,358	5,619
[1]	Bank of America Corp.	4.250%	10/22/26	43,610	42,734
[1]	Bank of America Corp.	1.197%	10/24/26	74,254	65,900
[1]	Bank of America Corp.	1.658%	3/11/27	78,922	69,931
[1]	Bank of America Corp.	3.559%	4/23/27	50,991	48,127
	Bank of America Corp.	1.734%	7/22/27	116,522	102,106
[1]	Bank of America Corp.	4.183%	11/25/27	19,158	18,301
[1]	Bank of America Corp.	3.824%	1/20/28	54,811	51,573
	Bank of America Corp.	2.551%	2/4/28	34,635	30,973
[1]	Bank of America Corp.	3.705%	4/24/28	50,279	46,857
	Bank of America Corp.	4.376%	4/27/28	58,515	56,139
[1]	Bank of America Corp.	3.593%	7/21/28	42,332	39,259
	Bank of America Corp.	4.948%	7/22/28	75,146	73,681
	Bank of America Corp.	6.204%	11/10/28	26,880	27,792
	Bank of Montreal	0.450%	12/8/23	27,555	26,363
[1]	Bank of Montreal	3.300%	2/5/24	47,390	46,544
[1]	Bank of Montreal	2.150%	3/8/24	14,258	13,777
[1]	Bank of Montreal	2.500%	6/28/24	19,316	18,593
[1]	Bank of Montreal	0.625%	7/9/24	3,361	3,137
[1]	Bank of Montreal	4.250%	9/14/24	22,156	21,870
[1]	Bank of Montreal	1.500%	1/10/25	21,432	19,994
[1]	Bank of Montreal	1.850%	5/1/25	43,033	40,215
[1]	Bank of Montreal	3.700%	6/7/25	34,714	33,824
[1]	Bank of Montreal	1.250%	9/15/26	14,978	13,156
[1]	Bank of Montreal	0.949%	1/22/27	21,106	18,695
[1]	Bank of Montreal	2.650%	3/8/27	28,624	26,239
[1]	Bank of Montreal	4.700%	9/14/27	23,865	23,602
[1]	Bank of Montreal	4.338%	10/5/28	5,985	5,854
[1]	Bank of New York Mellon	5.224%	11/21/25	16,935	16,941
[1]	Bank of New York Mellon Corp.	0.350%	12/7/23	27,857	26,645
[1]	Bank of New York Mellon Corp.	3.650%	2/4/24	17,582	17,361
[1]	Bank of New York Mellon Corp.	0.500%	4/26/24	13,209	12,448
	Bank of New York Mellon Corp.	3.400%	5/15/24	14,379	14,111
[1]	Bank of New York Mellon Corp.	3.250%	9/11/24	10,911	10,629
[1]	Bank of New York Mellon Corp.	2.100%	10/24/24	20,956	20,014
[1]	Bank of New York Mellon Corp.	3.000%	2/24/25	19,583	18,920
[1]	Bank of New York Mellon Corp.	1.600%	4/24/25	27,869	25,885
[1]	Bank of New York Mellon Corp.	3.950%	11/18/25	12,182	11,991
[1]	Bank of New York Mellon Corp.	0.750%	1/28/26	4,151	3,696
[1]	Bank of New York Mellon Corp.	2.800%	5/4/26	22,732	21,469
	Bank of New York Mellon Corp.	4.414%	7/24/26	17,919	17,662
[1]	Bank of New York Mellon Corp.	2.450%	8/17/26	18,939	17,554
[1]	Bank of New York Mellon Corp.	1.050%	10/15/26	2,075	1,813
	Bank of New York Mellon Corp.	2.050%	1/26/27	7,286	6,573
[1]	Bank of New York Mellon Corp.	3.250%	5/16/27	25,220	23,954
[1]	Bank of New York Mellon Corp.	3.442%	2/7/28	35,005	32,948
[1]	Bank of New York Mellon Corp.	3.992%	6/13/28	4,280	4,114
	Bank of New York Mellon Corp.	5.802%	10/25/28	31,910	33,107
	Bank of Nova Scotia	3.400%	2/11/24	29,084	28,583

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of Nova Scotia	2.440%	3/11/24	15,248	14,758
	Bank of Nova Scotia	0.700%	4/15/24	22,346	21,065
	Bank of Nova Scotia	0.650%	7/31/24	28,764	26,752
[3]	Bank of Nova Scotia	5.250%	12/6/24	21,500	21,480
	Bank of Nova Scotia	1.450%	1/10/25	10,559	9,832
	Bank of Nova Scotia	2.200%	2/3/25	28,439	26,817
	Bank of Nova Scotia	3.450%	4/11/25	36,805	35,615
	Bank of Nova Scotia	1.300%	6/11/25	36,008	32,957
	Bank of Nova Scotia	4.500%	12/16/25	12,345	12,190
	Bank of Nova Scotia	1.050%	3/2/26	20,770	18,409
	Bank of Nova Scotia	1.350%	6/24/26	22,846	20,319
	Bank of Nova Scotia	2.700%	8/3/26	31,494	29,313
	Bank of Nova Scotia	1.300%	9/15/26	18,324	16,111
	Bank of Nova Scotia	1.950%	2/2/27	16,200	14,463
	Bank of Nova Scotia	2.951%	3/11/27	3,040	2,807
[1,4]	Bank of Nova Scotia, 3M USD LIBOR + 2.648%	6.567%	Perpetual	3,800	3,525
	BankUnited Inc.	4.875%	11/17/25	9,496	9,429
[1]	Barclays Bank plc	3.750%	5/15/24	12,473	12,234
	Barclays plc	4.375%	9/11/24	19,584	19,221
	Barclays plc	1.007%	12/10/24	30,488	28,832
	Barclays plc	3.650%	3/16/25	55,134	52,589
[1]	Barclays plc	3.932%	5/7/25	51,886	50,053
	Barclays plc	4.375%	1/12/26	64,581	62,175
[1]	Barclays plc	2.852%	5/7/26	47,425	43,722
	Barclays plc	5.200%	5/12/26	27,189	26,364
	Barclays plc	5.304%	8/9/26	16,680	16,394
	Barclays plc	7.325%	11/2/26	10,555	10,842
	Barclays plc	2.279%	11/24/27	15,239	13,123
	Barclays plc	5.501%	8/9/28	61,619	59,624
	Barclays plc	7.385%	11/2/28	33,330	34,491
	Berkshire Hathaway Finance Corp.	2.300%	3/15/27	2,050	1,909
	Berkshire Hathaway Inc.	3.125%	3/15/26	53,382	51,577
	BGC Partners Inc.	3.750%	10/1/24	7,557	7,216
	BlackRock Inc.	3.500%	3/18/24	15,651	15,436
	BlackRock Inc.	3.200%	3/15/27	16,553	15,951
	Blackstone Private Credit Fund	2.350%	11/22/24	22,434	20,680
	Blackstone Private Credit Fund	2.700%	1/15/25	6,830	6,346
[2]	Blackstone Private Credit Fund	7.050%	9/29/25	8,490	8,513
	Blackstone Private Credit Fund	2.625%	12/15/26	32,621	27,888
	Blackstone Private Credit Fund	3.250%	3/15/27	36,096	31,120
	Blackstone Secured Lending Fund	3.625%	1/15/26	16,744	15,601
	Blackstone Secured Lending Fund	2.750%	9/16/26	19,208	17,050
	Blackstone Secured Lending Fund	2.125%	2/15/27	18,355	15,406
[1]	BNP Paribas SA	4.250%	10/15/24	20,204	19,727
[2]	BNP Paribas SA	2.819%	11/19/25	1,160	1,091
	BPCE SA	4.000%	4/15/24	31,507	30,967
[1]	BPCE SA	3.375%	12/2/26	12,431	11,680
	Brighthouse Financial Inc.	3.700%	6/22/27	10,753	10,034
	Brookfield Asset Management Inc.	4.000%	1/15/25	12,445	12,210
	Brookfield Finance Inc.	4.000%	4/1/24	18,058	17,771
	Brookfield Finance Inc.	4.250%	6/2/26	10,047	9,778
	Brown & Brown Inc.	4.200%	9/15/24	9,874	9,721
[1]	Cadence Bank	4.125%	11/20/29	575	541
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	27,442	26,291
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	22,829	22,274
	Canadian Imperial Bank of Commerce	1.000%	10/18/24	15,397	14,320
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	19,066	18,003
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	16,595	16,020

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Imperial Bank of Commerce	3.945%	8/4/25	30,300	29,497
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	1,859	1,669
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	24,941	21,963
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	23,187	21,854
	Capital One Financial Corp.	3.900%	1/29/24	29,351	28,962
	Capital One Financial Corp.	3.750%	4/24/24	18,584	18,219
	Capital One Financial Corp.	3.300%	10/30/24	29,180	28,265
	Capital One Financial Corp.	1.343%	12/6/24	19,095	18,231
	Capital One Financial Corp.	3.200%	2/5/25	22,450	21,578
	Capital One Financial Corp.	4.250%	4/30/25	11,171	10,965
	Capital One Financial Corp.	4.166%	5/9/25	25,217	24,585
	Capital One Financial Corp.	4.200%	10/29/25	25,123	24,434
	Capital One Financial Corp.	2.636%	3/3/26	25,906	24,248
	Capital One Financial Corp.	4.985%	7/24/26	4,017	3,978
	Capital One Financial Corp.	3.750%	7/28/26	38,005	35,973
	Capital One Financial Corp.	3.750%	3/9/27	54,177	51,320
	Capital One Financial Corp.	3.650%	5/11/27	35,613	33,639
	Capital One Financial Corp.	1.878%	11/2/27	23,032	19,985
	Capital One Financial Corp.	4.927%	5/10/28	30,765	29,533
[1]	Capital One NA	2.280%	1/28/26	3,061	2,851
	Cboe Global Markets Inc.	3.650%	1/12/27	12,203	11,655
	Charles Schwab Corp.	3.550%	2/1/24	1,728	1,704
	Charles Schwab Corp.	0.750%	3/18/24	42,067	39,955
	Charles Schwab Corp.	3.750%	4/1/24	13,832	13,667
	Charles Schwab Corp.	3.000%	3/10/25	10,410	10,033
	Charles Schwab Corp.	4.200%	3/24/25	8,811	8,773
	Charles Schwab Corp.	3.625%	4/1/25	11,467	11,202
	Charles Schwab Corp.	3.850%	5/21/25	22,262	21,900
	Charles Schwab Corp.	3.450%	2/13/26	11,260	10,952
	Charles Schwab Corp.	0.900%	3/11/26	11,638	10,375
	Charles Schwab Corp.	1.150%	5/13/26	28,035	24,996
	Charles Schwab Corp.	3.200%	3/2/27	16,714	15,805
	Charles Schwab Corp.	2.450%	3/3/27	32,306	29,724
	Charles Schwab Corp.	3.300%	4/1/27	12,928	12,314
	Chubb INA Holdings Inc.	3.350%	5/15/24	24,697	24,234
	Chubb INA Holdings Inc.	3.150%	3/15/25	23,553	22,771
	Chubb INA Holdings Inc.	3.350%	5/3/26	49,248	47,665
[1]	Citibank NA	3.650%	1/23/24	43,983	43,416
	Citigroup Inc.	3.750%	6/16/24	25,118	24,762
	Citigroup Inc.	4.000%	8/5/24	8,547	8,380
	Citigroup Inc.	0.776%	10/30/24	28,983	27,594
	Citigroup Inc.	3.875%	3/26/25	39,737	38,786
[1]	Citigroup Inc.	3.352%	4/24/25	76,494	73,980
	Citigroup Inc.	3.300%	4/27/25	22,621	21,925
	Citigroup Inc.	0.981%	5/1/25	14,767	13,774
	Citigroup Inc.	4.140%	5/24/25	24,488	24,021
	Citigroup Inc.	4.400%	6/10/25	65,166	64,099
	Citigroup Inc.	5.500%	9/13/25	43,388	44,121
	Citigroup Inc.	1.281%	11/3/25	27,337	25,063
	Citigroup Inc.	3.700%	1/12/26	52,366	50,324
	Citigroup Inc.	2.014%	1/25/26	51,051	47,369
	Citigroup Inc.	4.600%	3/9/26	46,974	46,307
[1]	Citigroup Inc.	3.106%	4/8/26	71,445	67,749
	Citigroup Inc.	3.400%	5/1/26	50,583	48,216
	Citigroup Inc.	5.610%	9/29/26	54,685	54,873
	Citigroup Inc.	3.200%	10/21/26	91,502	85,505
	Citigroup Inc.	4.300%	11/20/26	14,900	14,570
	Citigroup Inc.	1.122%	1/28/27	53,436	46,635

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	1.462%	6/9/27	27,915	24,302
	Citigroup Inc.	4.450%	9/29/27	49,946	48,109
[1]	Citigroup Inc.	3.887%	1/10/28	62,422	58,884
[1]	Citigroup Inc.	3.070%	2/24/28	95,604	86,975
	Citigroup Inc.	4.658%	5/24/28	49,977	48,669
[1]	Citigroup Inc.	3.668%	7/24/28	37,715	34,877
[1]	Citizens Bank NA	2.250%	4/28/25	8,408	7,838
	Citizens Bank NA	4.119%	5/23/25	9,150	9,024
	Citizens Bank NA	6.064%	10/24/25	15,455	15,600
[1]	Citizens Bank NA	3.750%	2/18/26	17,298	16,570
	Citizens Bank NA	4.575%	8/9/28	14,055	13,559
	Citizens Financial Group Inc.	4.300%	12/3/25	3,273	3,193
	Citizens Financial Group Inc.	2.850%	7/27/26	15,928	14,806
	Citizens Financial Group Inc.	4.300%	2/11/31	2,336	2,129
	CME Group Inc.	3.000%	3/15/25	16,574	16,054
	CNA Financial Corp.	3.950%	5/15/24	12,935	12,696
	CNA Financial Corp.	4.500%	3/1/26	8,752	8,643
	CNA Financial Corp.	3.450%	8/15/27	15,473	14,370
	CNO Financial Group Inc.	5.250%	5/30/25	14,475	14,356
[1]	Comerica Bank	2.500%	7/23/24	17,579	16,825
[1]	Comerica Bank	4.000%	7/27/25	1,495	1,450
	Cooperatieve Rabobank UA	0.375%	1/12/24	28,760	27,355
	Cooperatieve Rabobank UA	3.875%	8/22/24	20,742	20,386
	Cooperatieve Rabobank UA	1.375%	1/10/25	26,421	24,607
[1]	Cooperatieve Rabobank UA	3.375%	5/21/25	32,721	31,770
	Cooperatieve Rabobank UA	4.375%	8/4/25	18,156	17,657
[1]	Cooperatieve Rabobank UA	3.750%	7/21/26	34,706	32,605
[2]	Corebridge Financial Inc.	3.650%	4/5/27	49,574	46,411
	Credit Suisse AG	0.495%	2/2/24	23,765	21,780
	Credit Suisse AG	4.750%	8/9/24	25,770	24,310
[1]	Credit Suisse AG	3.625%	9/9/24	88,595	82,065
	Credit Suisse AG	3.700%	2/21/25	6,780	6,207
	Credit Suisse AG	2.950%	4/9/25	20,782	18,586
	Credit Suisse AG	1.250%	8/7/26	14,570	11,548
	Credit Suisse AG	5.000%	7/9/27	13,800	12,491
	Credit Suisse Group AG	3.750%	3/26/25	55,885	49,528
	Credit Suisse Group AG	4.550%	4/17/26	54,029	47,608
	Deutsche Bank AG	0.898%	5/28/24	8,528	7,975
[1]	Deutsche Bank AG	3.700%	5/30/24	32,157	31,273
	Deutsche Bank AG	3.700%	5/30/24	14,156	13,880
[1]	Deutsche Bank AG	2.222%	9/18/24	23,127	22,186
	Deutsche Bank AG	1.447%	4/1/25	16,875	15,587
	Deutsche Bank AG	4.500%	4/1/25	35,792	33,876
[1]	Deutsche Bank AG	3.961%	11/26/25	28,897	27,295
	Deutsche Bank AG	4.100%	1/13/26	6,838	6,565
[1]	Deutsche Bank AG	4.100%	1/13/26	25,147	24,041
	Deutsche Bank AG	1.686%	3/19/26	21,666	19,286
	Deutsche Bank AG	6.119%	7/14/26	31,275	30,914
	Deutsche Bank AG	2.129%	11/24/26	46,123	40,369
	Deutsche Bank AG	5.371%	9/9/27	4,600	4,618
	Deutsche Bank AG	2.311%	11/16/27	37,484	31,347
	Deutsche Bank AG	2.552%	1/7/28	21,934	18,390
	Discover Bank	2.450%	9/12/24	23,936	22,639
[1]	Discover Bank	4.250%	3/13/26	2,742	2,611
[1]	Discover Bank	3.450%	7/27/26	23,591	21,728
	Discover Financial Services	3.950%	11/6/24	10,690	10,408
	Discover Financial Services	3.750%	3/4/25	4,334	4,167
	Discover Financial Services	4.500%	1/30/26	22,765	22,037

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Discover Financial Services	4.100%	2/9/27	13,672	12,861
	Eaton Vance Corp.	3.500%	4/6/27	2,470	2,318
	Fifth Third Bancorp	4.300%	1/16/24	16,113	15,985
	Fifth Third Bancorp	3.650%	1/25/24	55,542	54,681
	Fifth Third Bancorp	2.375%	1/28/25	7,376	6,972
	Fifth Third Bancorp	2.550%	5/5/27	21,814	19,673
	Fifth Third Bancorp	1.707%	11/1/27	14,860	13,155
	Fifth Third Bancorp	4.055%	4/25/28	1,880	1,765
	Fifth Third Bancorp	6.361%	10/27/28	27,860	28,765
[1]	Fifth Third Bank NA	3.950%	7/28/25	6,162	6,057
	Fifth Third Bank NA	5.852%	10/27/25	15,805	15,926
[1]	Fifth Third Bank NA	3.850%	3/15/26	14,374	13,769
[1]	Fifth Third Bank NA	2.250%	2/1/27	11,345	10,205
	First American Financial Corp.	4.600%	11/15/24	6,544	6,452
	First Horizon Corp.	4.000%	5/26/25	12,976	12,534
[1]	First-Citizens Bank & Trust Co.	2.969%	9/27/25	8,564	8,090
	Franklin BSP Lending Corp.	3.250%	3/30/26	7,548	6,616
	Franklin Resources Inc.	2.850%	3/30/25	10,035	9,605
	FS KKR Capital Corp.	4.625%	7/15/24	16,998	16,453
	FS KKR Capital Corp.	4.125%	2/1/25	6,221	5,946
	FS KKR Capital Corp.	3.400%	1/15/26	34,411	31,341
	FS KKR Capital Corp.	2.625%	1/15/27	12,024	10,215
	GATX Corp.	4.350%	2/15/24	5,057	4,997
	GATX Corp.	3.250%	3/30/25	7,066	6,722
	GATX Corp.	3.250%	9/15/26	10,805	10,025
	GATX Corp.	3.850%	3/30/27	5,466	5,159
	GE Capital Funding LLC	3.450%	5/15/25	27,303	26,346
	Global Payments Inc.	1.500%	11/15/24	15,513	14,374
	Global Payments Inc.	2.650%	2/15/25	13,655	12,834
	Global Payments Inc.	1.200%	3/1/26	26,381	23,019
	Global Payments Inc.	4.800%	4/1/26	18,288	17,916
	Global Payments Inc.	2.150%	1/15/27	15,018	13,115
	Global Payments Inc.	4.950%	8/15/27	6,255	6,079
	Goldman Sachs BDC Inc.	3.750%	2/10/25	7,607	7,355
	Goldman Sachs BDC Inc.	2.875%	1/15/26	10,575	9,760
	Goldman Sachs Group Inc.	1.217%	12/6/23	12,155	11,727
	Goldman Sachs Group Inc.	3.625%	2/20/24	44,714	44,021
	Goldman Sachs Group Inc.	4.000%	3/3/24	44,950	44,387
	Goldman Sachs Group Inc.	3.000%	3/15/24	36,150	35,239
[1]	Goldman Sachs Group Inc.	3.850%	7/8/24	39,841	39,299
	Goldman Sachs Group Inc.	3.500%	1/23/25	75,608	73,515
	Goldman Sachs Group Inc.	1.757%	1/24/25	39,587	37,738
	Goldman Sachs Group Inc.	3.500%	4/1/25	98,031	94,980
	Goldman Sachs Group Inc.	3.750%	5/22/25	45,998	44,766
[1]	Goldman Sachs Group Inc.	3.272%	9/29/25	47,845	46,076
	Goldman Sachs Group Inc.	4.250%	10/21/25	65,311	64,079
	Goldman Sachs Group Inc.	0.855%	2/12/26	18,430	16,589
	Goldman Sachs Group Inc.	3.750%	2/25/26	52,591	50,819
	Goldman Sachs Group Inc.	3.500%	11/16/26	70,403	66,982
[1]	Goldman Sachs Group Inc.	1.093%	12/9/26	35,705	31,445
	Goldman Sachs Group Inc.	5.950%	1/15/27	19,466	20,253
	Goldman Sachs Group Inc.	3.850%	1/26/27	76,902	73,924
	Goldman Sachs Group Inc.	1.431%	3/9/27	70,080	61,631
	Goldman Sachs Group Inc.	4.387%	6/15/27	20,347	19,646
	Goldman Sachs Group Inc.	1.542%	9/10/27	46,253	39,971
	Goldman Sachs Group Inc.	1.948%	10/21/27	80,101	70,173
	Goldman Sachs Group Inc.	2.640%	2/24/28	96,775	86,488
	Goldman Sachs Group Inc.	3.615%	3/15/28	57,056	53,049

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Goldman Sachs Group Inc.	3.691%	6/5/28	38,312	35,851
	Goldman Sachs Group Inc.	4.482%	8/23/28	58,490	56,155
	Golub Capital BDC Inc.	3.375%	4/15/24	14,241	13,650
	Golub Capital BDC Inc.	2.500%	8/24/26	15,519	13,436
	Golub Capital BDC Inc.	2.050%	2/15/27	6,787	5,625
	Hanover Insurance Group Inc.	4.500%	4/15/26	8,571	8,479
	Hercules Capital Inc.	2.625%	9/16/26	1,153	974
	HSBC Holdings plc	4.250%	3/14/24	54,979	54,107
[1]	HSBC Holdings plc	3.803%	3/11/25	50,727	49,124
	HSBC Holdings plc	0.976%	5/24/25	54,645	50,308
	HSBC Holdings plc	4.250%	8/18/25	25,401	24,447
[1]	HSBC Holdings plc	2.633%	11/7/25	41,332	38,494
	HSBC Holdings plc	4.180%	12/9/25	23,580	22,716
	HSBC Holdings plc	4.300%	3/8/26	66,259	64,472
	HSBC Holdings plc	2.999%	3/10/26	45,535	42,475
[1]	HSBC Holdings plc	1.645%	4/18/26	50,871	45,849
	HSBC Holdings plc	3.900%	5/25/26	50,620	48,271
[1]	HSBC Holdings plc	2.099%	6/4/26	61,905	56,077
[1]	HSBC Holdings plc	4.292%	9/12/26	69,709	66,382
	HSBC Holdings plc	7.336%	11/3/26	25,125	26,228
	HSBC Holdings plc	4.375%	11/23/26	44,674	42,886
	HSBC Holdings plc	1.589%	5/24/27	19,210	16,467
	HSBC Holdings plc	2.251%	11/22/27	58,139	50,141
[1]	HSBC Holdings plc	4.041%	3/13/28	64,571	59,245
	HSBC Holdings plc	4.755%	6/9/28	50,105	47,400
	HSBC Holdings plc	5.210%	8/11/28	45,335	43,753
	HSBC Holdings plc	7.390%	11/3/28	42,000	44,050
	HSBC USA Inc.	3.750%	5/24/24	5,220	5,128
	HSBC USA Inc.	3.500%	6/23/24	24,071	23,502
	Huntington Bancshares Inc.	2.625%	8/6/24	20,770	19,903
	Huntington Bancshares Inc.	4.000%	5/15/25	8,108	7,901
	Huntington Bancshares Inc.	4.443%	8/4/28	15,070	14,212
	Huntington National Bank	4.008%	5/16/25	10,409	10,191
	Huntington National Bank	5.699%	11/18/25	16,360	16,384
	Huntington National Bank	4.552%	5/17/28	15,000	14,587
	ING Groep NV	3.550%	4/9/24	19,299	18,879
	ING Groep NV	3.869%	3/28/26	22,985	22,064
	ING Groep NV	3.950%	3/29/27	42,241	40,064
	ING Groep NV	1.726%	4/1/27	24,537	21,620
	ING Groep NV	4.017%	3/28/28	17,950	16,751
	Intercontinental Exchange Inc.	3.650%	5/23/25	34,447	33,815
	Intercontinental Exchange Inc.	3.750%	12/1/25	31,473	30,811
	Intercontinental Exchange Inc.	4.000%	9/15/27	41,567	40,701
	Intesa Sanpaolo SpA	5.250%	1/12/24	10,105	9,962
	Invesco Finance plc	4.000%	1/30/24	9,985	9,872
	Invesco Finance plc	3.750%	1/15/26	7,453	7,193
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	3,974	3,923
	Jefferies Financial Group Inc.	4.850%	1/15/27	7,733	7,507
	Jefferies Financial Group Inc.	6.450%	6/8/27	6,245	6,496
	JPMorgan Chase & Co.	3.875%	2/1/24	9,575	9,486
	JPMorgan Chase & Co.	3.625%	5/13/24	35,369	34,828
	JPMorgan Chase & Co.	3.875%	9/10/24	64,802	63,802
[1]	JPMorgan Chase & Co.	4.023%	12/5/24	78,136	77,177
	JPMorgan Chase & Co.	3.125%	1/23/25	51,048	49,592
	JPMorgan Chase & Co.	0.563%	2/16/25	16,300	15,292
[1]	JPMorgan Chase & Co.	3.220%	3/1/25	50,855	49,506
	JPMorgan Chase & Co.	0.824%	6/1/25	47,534	44,201
	JPMorgan Chase & Co.	3.845%	6/14/25	4,985	4,896

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	0.969%	6/23/25	57,803	53,783
	JPMorgan Chase & Co.	3.900%	7/15/25	40,230	39,657
	JPMorgan Chase & Co.	7.750%	7/15/25	1,144	1,235
	JPMorgan Chase & Co.	0.768%	8/9/25	11,997	11,070
[1]	JPMorgan Chase & Co.	2.301%	10/15/25	37,772	35,641
	JPMorgan Chase & Co.	1.561%	12/10/25	59,396	54,867
	JPMorgan Chase & Co.	2.595%	2/24/26	19,143	18,049
[1]	JPMorgan Chase & Co.	2.005%	3/13/26	75,390	70,030
	JPMorgan Chase & Co.	3.300%	4/1/26	75,202	71,878
[1]	JPMorgan Chase & Co.	2.083%	4/22/26	88,453	82,152
	JPMorgan Chase & Co.	4.080%	4/26/26	35,280	34,384
	JPMorgan Chase & Co.	3.200%	6/15/26	33,057	31,490
	JPMorgan Chase & Co.	2.950%	10/1/26	71,498	67,713
	JPMorgan Chase & Co.	7.625%	10/15/26	14,138	15,623
	JPMorgan Chase & Co.	1.045%	11/19/26	56,512	49,837
	JPMorgan Chase & Co.	4.125%	12/15/26	50,860	49,759
[1]	JPMorgan Chase & Co.	3.960%	1/29/27	27,785	26,708
	JPMorgan Chase & Co.	1.040%	2/4/27	71,959	62,690
	JPMorgan Chase & Co.	1.578%	4/22/27	109,684	96,773
	JPMorgan Chase & Co.	8.000%	4/29/27	23,059	25,976
	JPMorgan Chase & Co.	1.470%	9/22/27	56,685	49,161
[1]	JPMorgan Chase & Co.	3.782%	2/1/28	67,960	64,044
	JPMorgan Chase & Co.	2.947%	2/24/28	28,843	26,222
	JPMorgan Chase & Co.	4.323%	4/26/28	34,027	32,630
[1]	JPMorgan Chase & Co.	3.540%	5/1/28	76,674	71,236
[1]	JPMorgan Chase & Co.	2.182%	6/1/28	3,505	3,068
	JPMorgan Chase & Co.	4.851%	7/25/28	94,165	92,180
	Kemper Corp.	4.350%	2/15/25	7,698	7,538
[1]	KeyBank NA	3.300%	6/1/25	10,732	10,341
[1]	KeyBank NA	4.150%	8/8/25	22,190	21,727
[1]	KeyBank NA	3.400%	5/20/26	26,730	25,074
[1]	KeyBank NA	5.850%	11/15/27	15,400	15,869
[1]	KeyCorp	3.878%	5/23/25	17,637	17,285
[1]	KeyCorp	4.150%	10/29/25	8,142	7,973
[1]	KeyCorp	2.250%	4/6/27	20,909	18,618
	Lazard Group LLC	3.750%	2/13/25	13,949	13,514
	Lazard Group LLC	3.625%	3/1/27	11,265	10,527
	Legg Mason Inc.	4.750%	3/15/26	8,358	8,468
	Lincoln National Corp.	3.350%	3/9/25	3,337	3,221
	Lincoln National Corp.	3.625%	12/12/26	3,959	3,732
	Lloyds Bank plc	3.500%	5/14/25	2,669	2,572
	Lloyds Banking Group plc	3.900%	3/12/24	27,194	26,682
	Lloyds Banking Group plc	4.500%	11/4/24	31,859	31,094
	Lloyds Banking Group plc	4.450%	5/8/25	19,548	19,110
[1]	Lloyds Banking Group plc	3.870%	7/9/25	57,667	55,617
	Lloyds Banking Group plc	4.582%	12/10/25	36,762	34,810
[1]	Lloyds Banking Group plc	2.438%	2/5/26	31,201	28,851
	Lloyds Banking Group plc	3.511%	3/18/26	11,098	10,475
	Lloyds Banking Group plc	4.650%	3/24/26	14,542	13,846
	Lloyds Banking Group plc	4.716%	8/11/26	26,479	25,687
	Lloyds Banking Group plc	3.750%	1/11/27	30,061	28,029
	Lloyds Banking Group plc	1.627%	5/11/27	6,079	5,242
	Lloyds Banking Group plc	3.750%	3/18/28	38,325	35,130
[1]	Lloyds Banking Group plc	3.574%	11/7/28	20,000	17,862
	Loews Corp.	3.750%	4/1/26	11,120	10,846
	M&T Bank Corp.	4.000%	7/15/24	8,503	8,366
	M&T Bank Corp.	4.553%	8/16/28	11,850	11,423
	Main Street Capital Corp.	5.200%	5/1/24	10,710	10,564

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Main Street Capital Corp.	3.000%	7/14/26	12,471	10,764
[1]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	9,075	8,693
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	10,400	10,445
[1]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	12,730	11,756
	Manulife Financial Corp.	4.150%	3/4/26	26,780	26,345
	Manulife Financial Corp.	2.484%	5/19/27	13,475	12,175
[1]	Manulife Financial Corp.	4.061%	2/24/32	11,917	10,725
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	20,899	20,633
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	14,515	14,212
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	15,412	15,022
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	19,388	18,893
	Mastercard Inc.	3.375%	4/1/24	23,024	22,660
	Mastercard Inc.	2.000%	3/3/25	16,281	15,487
	Mastercard Inc.	2.950%	11/21/26	22,291	21,275
	Mastercard Inc.	3.300%	3/26/27	34,337	33,072
	Mercury General Corp.	4.400%	3/15/27	9,475	8,902
	MetLife Inc.	3.600%	4/10/24	10,925	10,718
	MetLife Inc.	3.000%	3/1/25	17,489	16,928
	MetLife Inc.	3.600%	11/13/25	9,259	9,027
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	41,688	40,836
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	31,379	30,169
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	73,785	69,296
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	2,533	2,469
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	39,267	35,681
	Mitsubishi UFJ Financial Group Inc.	4.788%	7/18/25	19,856	19,644
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	51,084	47,371
	Mitsubishi UFJ Financial Group Inc.	5.063%	9/12/25	31,250	31,029
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	14,271	13,079
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	36,752	35,382
	Mitsubishi UFJ Financial Group Inc.	3.837%	4/17/26	1,480	1,426
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	2,325	2,131
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	18,879	17,807
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	86,980	75,687
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	19,397	17,935
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	20,777	18,011
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	34,626	30,642
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	2,176	2,058
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	44,385	43,563
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	21,900	21,841
[1]	Mizuho Financial Group Inc.	2.839%	7/16/25	22,681	21,603
[1]	Mizuho Financial Group Inc.	2.555%	9/13/25	17,547	16,570
	Mizuho Financial Group Inc.	2.651%	5/22/26	12,491	11,583
[1]	Mizuho Financial Group Inc.	2.226%	5/25/26	18,774	17,257
	Mizuho Financial Group Inc.	2.839%	9/13/26	13,158	11,991
	Mizuho Financial Group Inc.	3.663%	2/28/27	7,408	6,901
	Mizuho Financial Group Inc.	1.234%	5/22/27	35,588	30,803
	Mizuho Financial Group Inc.	1.554%	7/9/27	8,049	7,016
	Mizuho Financial Group Inc.	5.414%	9/13/28	32,376	32,374
[1]	Morgan Stanley	3.875%	4/29/24	74,449	73,250
[1]	Morgan Stanley	3.700%	10/23/24	55,695	54,510
[1]	Morgan Stanley	0.791%	1/22/25	4,285	4,029
	Morgan Stanley	3.620%	4/17/25	27,875	27,166
	Morgan Stanley	0.790%	5/30/25	91,874	85,091
[1]	Morgan Stanley	2.720%	7/22/25	51,760	49,359
[1]	Morgan Stanley	4.000%	7/23/25	67,746	66,359
[1]	Morgan Stanley	0.864%	10/21/25	32,997	30,197
[1]	Morgan Stanley	1.164%	10/21/25	37,684	34,497
	Morgan Stanley	5.000%	11/24/25	50,632	50,741

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Morgan Stanley	3.875%	1/27/26	83,276	80,789
	Morgan Stanley	2.630%	2/18/26	19,115	17,980
[1]	Morgan Stanley	2.188%	4/28/26	56,506	52,545
	Morgan Stanley	4.679%	7/17/26	24,191	23,908
[1]	Morgan Stanley	3.125%	7/27/26	96,701	90,747
[1]	Morgan Stanley	6.250%	8/9/26	16,790	17,803
[1]	Morgan Stanley	4.350%	9/8/26	67,957	66,384
	Morgan Stanley	6.138%	10/16/26	1,650	1,688
	Morgan Stanley	0.985%	12/10/26	65,617	57,530
	Morgan Stanley	3.625%	1/20/27	68,951	65,572
	Morgan Stanley	3.950%	4/23/27	54,105	52,142
	Morgan Stanley	1.593%	5/4/27	86,103	75,835
[1]	Morgan Stanley	1.512%	7/20/27	70,872	61,695
	Morgan Stanley	2.475%	1/21/28	29,875	26,620
	Morgan Stanley	4.210%	4/20/28	59,085	56,298
[1]	Morgan Stanley	3.591%	7/22/28	34,205	31,570
	Morgan Stanley	6.296%	10/18/28	57,160	59,215
	Morgan Stanley Direct Lending Fund	4.500%	2/11/27	1,702	1,567
	Morgan Stanley Domestic Holdings Inc.	3.800%	8/24/27	5,920	5,596
	Nasdaq Inc.	3.850%	6/30/26	11,135	10,788
	National Australia Bank Ltd.	5.132%	11/22/24	20,900	20,987
	National Australia Bank Ltd.	3.375%	1/14/26	20,667	19,839
[1]	National Australia Bank Ltd.	2.500%	7/12/26	25,155	23,286
	National Australia Bank Ltd.	3.905%	6/9/27	10,565	10,216
[1]	National Bank of Canada	0.550%	11/15/24	21,654	20,655
	National Bank of Canada	3.750%	6/9/25	20,250	19,687
[1]	NatWest Group plc	4.269%	3/22/25	52,732	51,193
	NatWest Group plc	4.800%	4/5/26	40,590	39,664
	NatWest Group plc	7.472%	11/10/26	10,000	10,416
	NatWest Group plc	1.642%	6/14/27	26,540	22,796
[1]	NatWest Group plc	3.073%	5/22/28	12,339	10,922
	NatWest Group plc	5.516%	9/30/28	14,444	14,141
[1]	NatWest Group plc	3.754%	11/1/29	25,097	23,158
[1]	New York Community Bancorp Inc.	5.900%	11/6/28	4,984	4,760
	Nomura Holdings Inc.	2.648%	1/16/25	39,093	36,987
	Nomura Holdings Inc.	5.099%	7/3/25	14,207	14,116
	Nomura Holdings Inc.	1.851%	7/16/25	40,437	36,923
	Nomura Holdings Inc.	1.653%	7/14/26	15,925	13,900
	Nomura Holdings Inc.	2.329%	1/22/27	35,420	31,186
	Nomura Holdings Inc.	5.386%	7/6/27	11,305	11,214
	Northern Trust Corp.	3.950%	10/30/25	15,163	14,925
	Northern Trust Corp.	4.000%	5/10/27	13,730	13,478
[1]	Northern Trust Corp.	3.375%	5/8/32	13,870	12,601
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	11,156	10,627
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	3,652	3,183
	Old Republic International Corp.	4.875%	10/1/24	6,273	6,240
	Old Republic International Corp.	3.875%	8/26/26	15,550	14,925
	ORIX Corp.	4.050%	1/16/24	1,500	1,481
	ORIX Corp.	3.250%	12/4/24	20,157	19,445
	ORIX Corp.	3.700%	7/18/27	1,275	1,198
	ORIX Corp.	5.000%	9/13/27	12,015	11,934
	Owl Rock Capital Corp.	5.250%	4/15/24	9,548	9,446
	Owl Rock Capital Corp.	4.000%	3/30/25	2,441	2,311
	Owl Rock Capital Corp.	3.750%	7/22/25	15,770	14,620
	Owl Rock Capital Corp.	4.250%	1/15/26	10,545	9,793
	Owl Rock Capital Corp.	3.400%	7/15/26	25,725	22,589
	Owl Rock Capital Corp.	2.625%	1/15/27	9,547	7,909
[1]	OWL Rock Core Income Corp.	5.500%	3/21/25	8,609	8,386

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	OWL Rock Core Income Corp.	4.700%	2/8/27	9,380	8,526
[2]	OWL Rock Core Income Corp.	7.750%	9/16/27	21,830	22,069
	Owl Rock Technology Finance Corp.	2.500%	1/15/27	5,662	4,686
	PayPal Holdings Inc.	2.400%	10/1/24	37,801	36,221
	PayPal Holdings Inc.	1.650%	6/1/25	15,735	14,640
	PayPal Holdings Inc.	2.650%	10/1/26	39,255	36,524
	PNC Bank NA	2.500%	8/27/24	17,268	16,611
[1]	PNC Bank NA	3.300%	10/30/24	16,364	15,904
[1]	PNC Bank NA	2.950%	2/23/25	11,454	11,013
[1]	PNC Bank NA	3.875%	4/10/25	13,552	13,191
[1]	PNC Bank NA	3.250%	6/1/25	4,644	4,487
[1]	PNC Bank NA	4.200%	11/1/25	13,311	13,047
[1]	PNC Bank NA	3.100%	10/25/27	9,085	8,535
	PNC Financial Services Group Inc.	3.500%	1/23/24	34,186	33,665
	PNC Financial Services Group Inc.	3.900%	4/29/24	17,611	17,383
	PNC Financial Services Group Inc.	2.200%	11/1/24	17,398	16,581
	PNC Financial Services Group Inc.	5.671%	10/28/25	18,470	18,631
	PNC Financial Services Group Inc.	2.600%	7/23/26	24,058	22,347
	PNC Financial Services Group Inc.	1.150%	8/13/26	16,505	14,488
	PNC Financial Services Group Inc.	3.150%	5/19/27	5,728	5,328
[3]	PNC Financial Services Group Inc.	5.354%	12/2/28	15,865	15,981
	Principal Financial Group Inc.	3.400%	5/15/25	5,030	4,867
	Principal Financial Group Inc.	3.100%	11/15/26	3,045	2,850
	Progressive Corp.	2.450%	1/15/27	23,160	21,318
	Progressive Corp.	2.500%	3/15/27	9,192	8,464
	Prospect Capital Corp.	3.706%	1/22/26	8,035	7,046
	Prospect Capital Corp.	3.364%	11/15/26	8,278	6,960
[1]	Prudential Financial Inc.	1.500%	3/10/26	16,803	15,189
[1]	Prudential Financial Inc.	5.200%	3/15/44	14,672	13,964
[1]	Prudential Financial Inc.	5.375%	5/15/45	16,860	15,790
[1]	Prudential Financial Inc.	4.500%	9/15/47	12,669	11,093
	Regions Financial Corp.	2.250%	5/18/25	15,111	14,151
	Reinsurance Group of America Inc.	3.950%	9/15/26	11,075	10,717
	RenaissanceRe Finance Inc.	3.700%	4/1/25	7,775	7,557
	RenaissanceRe Finance Inc.	3.450%	7/1/27	7,783	7,297
[1]	Royal Bank of Canada	0.425%	1/19/24	19,855	18,883
[1]	Royal Bank of Canada	2.550%	7/16/24	33,724	32,495
	Royal Bank of Canada	0.650%	7/29/24	14,034	13,089
[1]	Royal Bank of Canada	0.750%	10/7/24	15,301	14,184
	Royal Bank of Canada	5.660%	10/25/24	38,159	38,657
[1]	Royal Bank of Canada	2.250%	11/1/24	46,685	44,458
[1]	Royal Bank of Canada	1.600%	1/21/25	9,205	8,606
	Royal Bank of Canada	3.375%	4/14/25	17,383	16,833
[1]	Royal Bank of Canada	1.150%	6/10/25	41,634	38,117
[1]	Royal Bank of Canada	0.875%	1/20/26	28,986	25,763
[1]	Royal Bank of Canada	4.650%	1/27/26	38,725	38,340
	Royal Bank of Canada	1.200%	4/27/26	41,491	36,926
[1]	Royal Bank of Canada	1.150%	7/14/26	16,257	14,316
[1]	Royal Bank of Canada	1.400%	11/2/26	17,074	15,030
[1]	Royal Bank of Canada	2.050%	1/21/27	9,280	8,339
	Royal Bank of Canada	3.625%	5/4/27	12,393	11,794
[1]	Royal Bank of Canada	4.240%	8/3/27	54,875	53,227
	Royal Bank of Canada	6.000%	11/1/27	18,192	18,927
	Santander Holdings USA Inc.	3.500%	6/7/24	35,677	34,629
	Santander Holdings USA Inc.	3.450%	6/2/25	11,336	10,814
	Santander Holdings USA Inc.	4.260%	6/9/25	6,227	6,029
	Santander Holdings USA Inc.	4.500%	7/17/25	21,044	20,638
	Santander Holdings USA Inc.	5.807%	9/9/26	12,925	12,865

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santander Holdings USA Inc.	3.244%	10/5/26	37,337	34,589
	Santander Holdings USA Inc.	4.400%	7/13/27	25,784	24,757
	Santander Holdings USA Inc.	2.490%	1/6/28	10,460	9,078
	Santander UK Group Holdings plc	1.089%	3/15/25	22,185	20,602
[1]	Santander UK Group Holdings plc	1.532%	8/21/26	12,434	10,942
	Santander UK Group Holdings plc	6.833%	11/21/26	15,000	15,146
	Santander UK Group Holdings plc	1.673%	6/14/27	34,424	29,131
	Santander UK Group Holdings plc	2.469%	1/11/28	25,736	21,925
[1]	Santander UK Group Holdings plc	3.823%	11/3/28	12,636	11,153
	Santander UK plc	4.000%	3/13/24	26,283	25,918
	Santander UK plc	2.875%	6/18/24	15,946	15,377
[1]	Signature Bank	4.000%	10/15/30	6,530	5,937
	Sixth Street Specialty Lending Inc.	3.875%	11/1/24	7,390	7,049
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	6,982	6,095
[2]	Standard Chartered plc	2.819%	1/30/26	1,350	1,248
[1]	State Street Corp.	3.776%	12/3/24	25,062	24,758
	State Street Corp.	3.300%	12/16/24	28,820	28,190
	State Street Corp.	3.550%	8/18/25	31,241	30,426
[1]	State Street Corp.	2.354%	11/1/25	25,154	23,819
	State Street Corp.	2.901%	3/30/26	16,972	16,125
	State Street Corp.	2.650%	5/19/26	17,430	16,468
	State Street Corp.	5.751%	11/4/26	6,760	6,905
	State Street Corp.	1.684%	11/18/27	500	443
	State Street Corp.	2.203%	2/7/28	13,045	11,710
	State Street Corp.	5.820%	11/4/28	9,170	9,481
	Stifel Financial Corp.	4.250%	7/18/24	8,451	8,302
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	1,202	1,184
[1]	Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	9,212	8,963
[1]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	2,837	2,734
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	9,633	9,140
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	59,933	57,444
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	25,971	24,704
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	20,322	19,209
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	80,390	73,299
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	30,076	26,533
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	31,098	29,981
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	42,115	38,765
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	55,685	48,575
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	34,905	32,338
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	33,648	31,486
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	19,871	17,660
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	11,893	11,018
	SVB Financial Group	3.500%	1/29/25	2,096	2,016
	SVB Financial Group	1.800%	10/28/26	22,074	19,189
	SVB Financial Group	4.345%	4/29/28	6,030	5,708
	Swiss Re America Holding Corp.	7.000%	2/15/26	5,488	5,806
[1]	Synchrony Bank	5.400%	8/22/25	12,279	12,025
	Synchrony Bank	5.625%	8/23/27	14,241	13,787
	Synchrony Financial	4.375%	3/19/24	20,584	20,258
	Synchrony Financial	4.250%	8/15/24	25,454	24,830
	Synchrony Financial	4.500%	7/23/25	20,645	19,767
	Synchrony Financial	3.700%	8/4/26	18,050	16,472
	Toronto-Dominion Bank	0.550%	3/4/24	16,383	15,516
[1]	Toronto-Dominion Bank	2.350%	3/8/24	9,883	9,568
[1]	Toronto-Dominion Bank	3.250%	3/11/24	52,192	51,124
[1]	Toronto-Dominion Bank	2.650%	6/12/24	38,364	37,079
[1]	Toronto-Dominion Bank	4.285%	9/13/24	38,325	37,882
	Toronto-Dominion Bank	1.250%	12/13/24	15,473	14,374

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Toronto-Dominion Bank	1.450%	1/10/25	15,305	14,279
	Toronto-Dominion Bank	3.766%	6/6/25	38,640	37,588
[1]	Toronto-Dominion Bank	1.150%	6/12/25	31,393	28,612
[1]	Toronto-Dominion Bank	0.750%	9/11/25	16,694	14,931
[1]	Toronto-Dominion Bank	0.750%	1/6/26	4,707	4,156
[1]	Toronto-Dominion Bank	1.200%	6/3/26	21,835	19,295
[1]	Toronto-Dominion Bank	1.250%	9/10/26	37,282	32,778
[1]	Toronto-Dominion Bank	1.950%	1/12/27	16,685	14,933
[1]	Toronto-Dominion Bank	2.800%	3/10/27	33,285	30,627
	Toronto-Dominion Bank	4.108%	6/8/27	29,400	28,463
[1]	Toronto-Dominion Bank	4.693%	9/15/27	46,370	45,898
[1]	Toronto-Dominion Bank	3.625%	9/15/31	38,860	35,875
	Trinity Acquisition plc	4.400%	3/15/26	7,559	7,395
[1]	Truist Bank	3.200%	4/1/24	41,710	40,804
[1]	Truist Bank	2.150%	12/6/24	44,608	42,406
[1]	Truist Bank	1.500%	3/10/25	26,240	24,320
[1]	Truist Bank	3.625%	9/16/25	25,320	24,320
[1]	Truist Bank	4.050%	11/3/25	4,811	4,734
[1]	Truist Bank	3.300%	5/15/26	9,725	9,125
[1]	Truist Bank	3.800%	10/30/26	18,091	17,180
[1]	Truist Bank	2.636%	9/17/29	2,262	2,112
[1]	Truist Financial Corp.	3.750%	12/6/23	28,312	28,003
[1]	Truist Financial Corp.	2.500%	8/1/24	31,253	30,038
[1]	Truist Financial Corp.	2.850%	10/26/24	15,166	14,636
	Truist Financial Corp.	4.000%	5/1/25	27,492	27,017
[1]	Truist Financial Corp.	3.700%	6/5/25	22,593	21,994
[1]	Truist Financial Corp.	1.200%	8/5/25	6,592	5,998
[1]	Truist Financial Corp.	4.260%	7/28/26	7,820	7,687
[1]	Truist Financial Corp.	5.900%	10/28/26	22,040	22,362
[1]	Truist Financial Corp.	1.267%	3/2/27	29,800	26,423
[1]	Truist Financial Corp.	1.125%	8/3/27	9,901	8,374
[1]	Truist Financial Corp.	4.123%	6/6/28	18,575	17,601
[1]	US Bancorp	3.700%	1/30/24	24,508	24,221
	US Bancorp	3.375%	2/5/24	46,898	46,183
	US Bancorp	2.400%	7/30/24	35,211	33,996
[1]	US Bancorp	3.600%	9/11/24	20,731	20,389
	US Bancorp	1.450%	5/12/25	14,608	13,564
[1]	US Bancorp	3.950%	11/17/25	10,544	10,355
[1]	US Bancorp	3.100%	4/27/26	25,921	24,632
[1]	US Bancorp	2.375%	7/22/26	16,145	14,937
	US Bancorp	5.727%	10/21/26	11,300	11,537
[1]	US Bancorp	3.150%	4/27/27	14,469	13,678
[1]	US Bancorp	2.215%	1/27/28	4,571	4,095
	US Bancorp	4.548%	7/22/28	60,298	58,763
[1]	US Bank NA	2.050%	1/21/25	22,063	20,884
[1]	US Bank NA	2.800%	1/27/25	39,973	38,559
	Valley National Bancorp	3.000%	6/15/31	985	877
	Visa Inc.	3.150%	12/14/25	95,214	91,776
	Visa Inc.	1.900%	4/15/27	31,080	28,244
	Visa Inc.	0.750%	8/15/27	11,139	9,544
	Voya Financial Inc.	3.650%	6/15/26	20,183	19,152
	Wachovia Corp.	7.574%	8/1/26	733	794
[1]	Wells Fargo & Co.	3.450%	2/13/23	1	1
	Wells Fargo & Co.	4.480%	1/16/24	8,554	8,514
[1]	Wells Fargo & Co.	3.750%	1/24/24	65,556	64,670
[1]	Wells Fargo & Co.	3.300%	9/9/24	48,846	47,619
[1]	Wells Fargo & Co.	3.000%	2/19/25	66,600	64,169
[1]	Wells Fargo & Co.	0.805%	5/19/25	11,079	10,326

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Wells Fargo & Co.	3.550%	9/29/25	64,576	62,564
[1]	Wells Fargo & Co.	2.406%	10/30/25	61,181	57,730
[1]	Wells Fargo & Co.	2.164%	2/11/26	63,369	59,067
	Wells Fargo & Co.	3.000%	4/22/26	73,822	69,416
[1]	Wells Fargo & Co.	3.908%	4/25/26	51,882	50,255
[1]	Wells Fargo & Co.	2.188%	4/30/26	78,982	73,536
[1]	Wells Fargo & Co.	4.100%	6/3/26	21,654	21,061
[1]	Wells Fargo & Co.	4.540%	8/15/26	37,485	36,686
	Wells Fargo & Co.	3.000%	10/23/26	98,283	91,789
[1]	Wells Fargo & Co.	3.196%	6/17/27	84,734	78,884
[1]	Wells Fargo & Co.	4.300%	7/22/27	73,241	70,783
[1]	Wells Fargo & Co.	3.526%	3/24/28	90,995	84,550
[1]	Wells Fargo & Co.	3.584%	5/22/28	65,157	60,511
[1]	Wells Fargo & Co.	2.393%	6/2/28	45,753	40,448
[1]	Wells Fargo & Co.	4.808%	7/25/28	66,724	65,166
	Western Alliance Bancorp	3.000%	6/15/31	12,555	10,648
	Western Union Co.	2.850%	1/10/25	19,359	18,440
	Western Union Co.	1.350%	3/15/26	10,778	9,400
	Westpac Banking Corp.	3.300%	2/26/24	34,581	34,044
	Westpac Banking Corp.	5.350%	10/18/24	15,000	15,128
	Westpac Banking Corp.	1.019%	11/18/24	1,355	1,259
	Westpac Banking Corp.	2.350%	2/19/25	30,540	29,009
	Westpac Banking Corp.	2.850%	5/13/26	32,529	30,672
	Westpac Banking Corp.	1.150%	6/3/26	27,129	24,074
	Westpac Banking Corp.	2.700%	8/19/26	21,566	20,207
	Westpac Banking Corp.	3.350%	3/8/27	18,066	17,160
	Westpac Banking Corp.	5.457%	11/18/27	15,000	15,439
[1]	Westpac Banking Corp.	2.894%	2/4/30	32,640	29,712
[1]	Westpac Banking Corp.	4.322%	11/23/31	51,328	46,798
	Willis North America Inc.	3.600%	5/15/24	27,120	26,374
	Willis North America Inc.	4.650%	6/15/27	10,117	9,830
					21,238,218
Health Care (7.9%)
	Abbott Laboratories	2.950%	3/15/25	10,567	10,243
	Abbott Laboratories	3.875%	9/15/25	2,788	2,749
[5]	Abbott Laboratories	3.750%	11/30/26	50,082	49,409
	AbbVie Inc.	3.850%	6/15/24	26,273	25,906
	AbbVie Inc.	2.600%	11/21/24	82,772	79,293
	AbbVie Inc.	3.800%	3/15/25	65,615	64,246
	AbbVie Inc.	3.600%	5/14/25	88,403	86,104
	AbbVie Inc.	3.200%	5/14/26	50,122	47,690
	AbbVie Inc.	2.950%	11/21/26	89,783	84,057
	Aetna Inc.	3.500%	11/15/24	21,621	21,079
	Agilent Technologies Inc.	3.050%	9/22/26	7,450	6,986
	AmerisourceBergen Corp.	3.400%	5/15/24	24,811	24,260
	AmerisourceBergen Corp.	3.250%	3/1/25	13,515	13,046
	Amgen Inc.	3.625%	5/22/24	32,393	31,889
	Amgen Inc.	1.900%	2/21/25	14,857	14,017
	Amgen Inc.	3.125%	5/1/25	17,861	17,284
	Amgen Inc.	2.600%	8/19/26	32,777	30,530
	Amgen Inc.	2.200%	2/21/27	47,603	43,320
	Amgen Inc.	1.650%	8/15/28	10,000	8,498
	AstraZeneca Finance LLC	0.700%	5/28/24	36,209	34,075
	AstraZeneca Finance LLC	1.200%	5/28/26	52,832	47,254
	AstraZeneca plc	3.375%	11/16/25	51,144	49,555
	AstraZeneca plc	0.700%	4/8/26	8,574	7,599
	AstraZeneca plc	3.125%	6/12/27	11,347	10,778
	Baxalta Inc.	4.000%	6/23/25	11,895	11,695

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baxter International Inc.	0.868%	12/1/23	18,033	17,323
	Baxter International Inc.	1.322%	11/29/24	31,027	28,889
	Baxter International Inc.	2.600%	8/15/26	16,869	15,539
	Baxter International Inc.	1.915%	2/1/27	44,595	39,741
	Becton Dickinson & Co.	3.363%	6/6/24	36,291	35,449
	Becton Dickinson & Co.	3.734%	12/15/24	13,092	12,779
	Becton Dickinson & Co.	3.700%	6/6/27	30,000	28,683
	Biogen Inc.	4.050%	9/15/25	32,071	31,265
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	8,534	7,918
	Boston Scientific Corp.	3.450%	3/1/24	8,061	7,919
	Boston Scientific Corp.	1.900%	6/1/25	25,556	23,908
	Bristol-Myers Squibb Co.	3.625%	5/15/24	1,775	1,747
	Bristol-Myers Squibb Co.	2.900%	7/26/24	60,820	59,171
	Bristol-Myers Squibb Co.	0.750%	11/13/25	14,139	12,745
	Bristol-Myers Squibb Co.	3.200%	6/15/26	53,637	51,567
	Bristol-Myers Squibb Co.	3.250%	2/27/27	14,427	13,884
	Bristol-Myers Squibb Co.	1.125%	11/13/27	9,300	7,961
	Bristol-Myers Squibb Co.	3.450%	11/15/27	25,465	24,364
	Cardinal Health Inc.	3.079%	6/15/24	14,421	13,979
	Cardinal Health Inc.	3.500%	11/15/24	2,941	2,848
	Cardinal Health Inc.	3.750%	9/15/25	9,985	9,661
	Cardinal Health Inc.	3.410%	6/15/27	26,560	24,969
	Cigna Corp.	0.613%	3/15/24	2,947	2,787
[1]	Cigna Corp.	3.500%	6/15/24	22,922	22,444
[1]	Cigna Corp.	3.250%	4/15/25	20,135	19,481
	Cigna Corp.	4.125%	11/15/25	71,006	69,664
[1]	Cigna Corp.	4.500%	2/25/26	24,442	24,381
	Cigna Corp.	1.250%	3/15/26	6,804	6,101
[1]	Cigna Corp.	3.400%	3/1/27	29,412	27,819
	CommonSpirit Health	2.760%	10/1/24	10,895	10,429
	CommonSpirit Health	1.547%	10/1/25	13,315	11,982
	CVS Health Corp.	3.375%	8/12/24	18,761	18,342
	CVS Health Corp.	2.625%	8/15/24	13,252	12,811
	CVS Health Corp.	4.100%	3/25/25	12,701	12,575
	CVS Health Corp.	3.875%	7/20/25	60,826	59,796
	CVS Health Corp.	2.875%	6/1/26	42,033	39,426
	CVS Health Corp.	3.000%	8/15/26	18,674	17,570
	CVS Health Corp.	3.625%	4/1/27	33,192	31,832
	CVS Health Corp.	1.300%	8/21/27	43,000	36,907
	Danaher Corp.	3.350%	9/15/25	9,795	9,510
	DH Europe Finance II Sarl	2.200%	11/15/24	10,371	9,877
	Elevance Health Inc.	3.500%	8/15/24	28,964	28,323
	Elevance Health Inc.	3.350%	12/1/24	21,287	20,673
	Elevance Health Inc.	2.375%	1/15/25	33,411	31,854
	Elevance Health Inc.	5.350%	10/15/25	5,655	5,736
	Elevance Health Inc.	1.500%	3/15/26	21,822	19,661
	Eli Lilly & Co.	2.750%	6/1/25	8,393	8,051
	Eli Lilly & Co.	5.500%	3/15/27	7,000	7,347
[2]	GE Healthcare Holding LLC	5.550%	11/15/24	22,075	22,176
[2]	GE Healthcare Holding LLC	5.600%	11/15/25	24,000	24,241
[2]	GE Healthcare Holding LLC	5.650%	11/15/27	40,000	40,945
	Gilead Sciences Inc.	3.700%	4/1/24	54,523	53,670
	Gilead Sciences Inc.	3.500%	2/1/25	37,345	36,471
	Gilead Sciences Inc.	3.650%	3/1/26	44,788	43,457
	Gilead Sciences Inc.	2.950%	3/1/27	26,799	25,079
	Gilead Sciences Inc.	1.200%	10/1/27	17,245	14,701
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	21,430	21,039
	GlaxoSmithKline Capital plc	3.000%	6/1/24	23,496	22,950

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HCA Inc.	5.000%	3/15/24	38,603	38,452
	HCA Inc.	5.375%	2/1/25	30,649	30,605
	HCA Inc.	5.250%	4/15/25	44,543	44,554
	HCA Inc.	5.875%	2/15/26	29,715	29,964
	HCA Inc.	5.250%	6/15/26	33,300	33,045
	HCA Inc.	5.375%	9/1/26	20,760	20,689
	HCA Inc.	4.500%	2/15/27	18,869	18,146
[2]	HCA Inc.	3.125%	3/15/27	49,224	44,814
	Humana Inc.	3.850%	10/1/24	16,892	16,601
	Humana Inc.	4.500%	4/1/25	17,172	17,006
	Humana Inc.	1.350%	2/3/27	3,818	3,303
	Humana Inc.	3.950%	3/15/27	15,399	14,857
[3]	Illumina Inc.	5.800%	12/12/25	7,000	7,036
[3]	Illumina Inc.	5.750%	12/13/27	7,000	7,048
	Johnson & Johnson	3.375%	12/5/23	18,065	17,963
	Johnson & Johnson	2.625%	1/15/25	8,389	8,100
	Johnson & Johnson	0.550%	9/1/25	13,533	12,303
	Johnson & Johnson	2.450%	3/1/26	49,580	47,065
	Johnson & Johnson	2.950%	3/3/27	12,945	12,369
	Kaiser Foundation Hospitals	3.150%	5/1/27	6,952	6,554
	Laboratory Corp. of America Holdings	3.250%	9/1/24	8,733	8,428
	Laboratory Corp. of America Holdings	2.300%	12/1/24	12,864	12,164
	Laboratory Corp. of America Holdings	3.600%	2/1/25	18,373	17,819
	Laboratory Corp. of America Holdings	1.550%	6/1/26	33,597	29,794
	McKesson Corp.	3.796%	3/15/24	23,834	23,482
	McKesson Corp.	0.900%	12/3/25	16,570	14,771
	McKesson Corp.	1.300%	8/15/26	7,859	6,915
	Merck & Co. Inc.	2.900%	3/7/24	13,835	13,557
	Merck & Co. Inc.	2.750%	2/10/25	35,328	34,056
	Merck & Co. Inc.	0.750%	2/24/26	30,169	27,031
	Merck & Co. Inc.	1.700%	6/10/27	46,685	41,826
	Novartis Capital Corp.	3.400%	5/6/24	44,468	43,778
	Novartis Capital Corp.	1.750%	2/14/25	29,303	27,780
	Novartis Capital Corp.	3.000%	11/20/25	32,747	31,617
	Novartis Capital Corp.	2.000%	2/14/27	36,221	33,189
	Novartis Capital Corp.	3.100%	5/17/27	18,506	17,720
[1]	PeaceHealth Obligated Group	1.375%	11/15/25	5,765	5,166
	PerkinElmer Inc.	0.850%	9/15/24	13,550	12,487
	Pfizer Inc.	2.950%	3/15/24	15,483	15,194
	Pfizer Inc.	3.400%	5/15/24	23,644	23,275
	Pfizer Inc.	0.800%	5/28/25	14,406	13,295
	Pfizer Inc.	2.750%	6/3/26	25,463	24,241
	Pfizer Inc.	3.000%	12/15/26	34,352	32,902
[1]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	6,633	6,193
	Quest Diagnostics Inc.	4.250%	4/1/24	4,061	4,023
	Quest Diagnostics Inc.	3.500%	3/30/25	16,825	16,327
	Quest Diagnostics Inc.	3.450%	6/1/26	14,552	13,954
	Royalty Pharma plc	1.200%	9/2/25	25,367	22,750
	Royalty Pharma plc	1.750%	9/2/27	18,390	15,652
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	74,673	70,390
[1]	SSM Health Care Corp.	3.823%	6/1/27	11,577	11,005
	Stryker Corp.	0.600%	12/1/23	5,639	5,386
	Stryker Corp.	3.375%	5/15/24	21,063	20,594
	Stryker Corp.	1.150%	6/15/25	5,300	4,857
	Stryker Corp.	3.375%	11/1/25	27,728	26,831
	Stryker Corp.	3.500%	3/15/26	11,334	10,964
[1]	Sutter Health	1.321%	8/15/25	4,966	4,508
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	39,790	37,113

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	20,000	20,188
	UnitedHealth Group Inc.	3.500%	2/15/24	21,037	20,734
	UnitedHealth Group Inc.	2.375%	8/15/24	16,848	16,232
	UnitedHealth Group Inc.	5.000%	10/15/24	21,710	21,885
	UnitedHealth Group Inc.	3.750%	7/15/25	49,454	48,581
	UnitedHealth Group Inc.	5.150%	10/15/25	15,950	16,208
	UnitedHealth Group Inc.	3.700%	12/15/25	5,979	5,856
	UnitedHealth Group Inc.	1.250%	1/15/26	7,679	6,967
	UnitedHealth Group Inc.	3.100%	3/15/26	22,740	21,779
	UnitedHealth Group Inc.	1.150%	5/15/26	21,624	19,482
	UnitedHealth Group Inc.	3.450%	1/15/27	24,956	23,999
	UnitedHealth Group Inc.	3.375%	4/15/27	11,008	10,536
	UnitedHealth Group Inc.	3.700%	5/15/27	11,592	11,258
	UnitedHealth Group Inc.	5.250%	2/15/28	5,490	5,644
[2]	Universal Health Services Inc.	1.650%	9/1/26	16,004	13,751
[1]	UPMC	3.600%	4/3/25	7,980	7,729
	Utah Acquisition Sub Inc.	3.950%	6/15/26	36,895	34,593
	Viatris Inc.	1.650%	6/22/25	14,751	13,362
	Viatris Inc.	2.300%	6/22/27	13,580	11,689
	Wyeth LLC	6.450%	2/1/24	12,580	12,812
	Zimmer Biomet Holdings Inc.	1.450%	11/22/24	15,077	13,996
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	1,720	1,663
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	27,027	25,604
	Zoetis Inc.	4.500%	11/13/25	16,473	16,380
	Zoetis Inc.	5.400%	11/14/25	19,000	19,294
					3,795,709
Industrials (6.2%)
[1]	3M Co.	3.250%	2/14/24	24,399	23,988
	3M Co.	2.000%	2/14/25	17,205	16,335
	3M Co.	2.650%	4/15/25	970	931
[1]	3M Co.	3.000%	8/7/25	3,343	3,221
[1]	3M Co.	2.250%	9/19/26	4,846	4,507
	Allegion US Holding Co. Inc.	3.200%	10/1/24	8,971	8,641
	Amphenol Corp.	3.200%	4/1/24	8,317	8,132
	Amphenol Corp.	2.050%	3/1/25	10,067	9,480
[1]	BNSF Funding Trust I	6.613%	12/15/55	7,486	6,928
	Boeing Co.	1.950%	2/1/24	25,127	24,152
	Boeing Co.	1.433%	2/4/24	35,741	34,101
	Boeing Co.	2.800%	3/1/24	15,023	14,571
	Boeing Co.	2.850%	10/30/24	5,439	5,224
	Boeing Co.	4.875%	5/1/25	83,332	82,555
	Boeing Co.	2.600%	10/30/25	5,916	5,509
	Boeing Co.	2.750%	2/1/26	43,301	40,193
	Boeing Co.	2.196%	2/4/26	120,831	109,709
	Boeing Co.	3.100%	5/1/26	14,782	13,841
	Boeing Co.	2.250%	6/15/26	11,821	10,677
	Boeing Co.	2.700%	2/1/27	13,820	12,500
	Boeing Co.	2.800%	3/1/27	8,438	7,663
	Boeing Co.	5.040%	5/1/27	36,809	36,472
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	21,368	21,092
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	20,302	19,837
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	8,712	8,395
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	11,867	11,573
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	5,645	6,043
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	11,503	10,954
	Canadian National Railway Co.	2.950%	11/21/24	6,217	5,995
	Canadian National Railway Co.	2.750%	3/1/26	10,528	9,951
	Canadian Pacific Railway Co.	1.350%	12/2/24	31,832	29,595

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Pacific Railway Co.	2.900%	2/1/25	18,763	17,976
	Canadian Pacific Railway Co.	1.750%	12/2/26	32,260	28,867
	Carrier Global Corp.	2.242%	2/15/25	33,786	31,907
	Carrier Global Corp.	2.493%	2/15/27	26,766	24,293
[1]	Caterpillar Financial Services Corp.	3.650%	12/7/23	8,167	8,079
[1]	Caterpillar Financial Services Corp.	0.950%	1/10/24	26,001	24,968
[1]	Caterpillar Financial Services Corp.	2.850%	5/17/24	15,881	15,471
[1]	Caterpillar Financial Services Corp.	3.300%	6/9/24	14,091	13,824
[1]	Caterpillar Financial Services Corp.	0.600%	9/13/24	11,524	10,749
[1]	Caterpillar Financial Services Corp.	2.150%	11/8/24	18,671	17,828
[1]	Caterpillar Financial Services Corp.	3.250%	12/1/24	14,319	13,944
[1]	Caterpillar Financial Services Corp.	4.900%	1/17/25	12,500	12,541
[1]	Caterpillar Financial Services Corp.	1.450%	5/15/25	20,686	19,264
[1]	Caterpillar Financial Services Corp.	3.650%	8/12/25	15,736	15,410
[1]	Caterpillar Financial Services Corp.	0.800%	11/13/25	10,098	9,089
	Caterpillar Financial Services Corp.	0.900%	3/2/26	22,633	20,305
	Caterpillar Financial Services Corp.	2.400%	8/9/26	19,290	17,922
[1]	Caterpillar Financial Services Corp.	1.150%	9/14/26	37,870	33,623
[1]	Caterpillar Financial Services Corp.	1.700%	1/8/27	6,960	6,257
[1]	Caterpillar Financial Services Corp.	3.600%	8/12/27	20,392	19,627
	Caterpillar Inc.	3.400%	5/15/24	21,219	20,882
	CNH Industrial Capital LLC	4.200%	1/15/24	14,456	14,290
	CNH Industrial Capital LLC	5.450%	10/14/25	6,530	6,595
	CNH Industrial Capital LLC	1.875%	1/15/26	15,598	14,192
	CNH Industrial Capital LLC	1.450%	7/15/26	10,596	9,355
[1]	Continental Airlines Pass-Through Trust Class A Series 2012-2	4.000%	10/29/24	5,112	4,858
	Crane Holdings Co.	4.450%	12/15/23	5,141	5,096
	CSX Corp.	3.400%	8/1/24	17,199	16,815
	CSX Corp.	3.350%	11/1/25	8,858	8,541
	CSX Corp.	2.600%	11/1/26	16,089	15,003
	CSX Corp.	3.250%	6/1/27	24,186	22,821
	Cummins Inc.	0.750%	9/1/25	14,105	12,738
	Deere & Co.	2.750%	4/15/25	19,810	19,061
[1]	Delta Air Lines Pass-Through Trust Class AA Series 2019-1	3.204%	4/25/24	6,816	6,551
	Dover Corp.	3.150%	11/15/25	7,022	6,724
	Eaton Corp.	3.103%	9/15/27	13,626	12,771
	Emerson Electric Co.	3.150%	6/1/25	7,201	6,970
	Emerson Electric Co.	0.875%	10/15/26	22,122	19,294
	Emerson Electric Co.	1.800%	10/15/27	5,663	5,003
	FedEx Corp.	3.250%	4/1/26	16,700	16,000
	Fortive Corp.	3.150%	6/15/26	20,578	19,399
	General Dynamics Corp.	3.250%	4/1/25	14,303	13,901
	General Dynamics Corp.	3.500%	5/15/25	10,459	10,239
	General Dynamics Corp.	2.125%	8/15/26	22,747	20,943
	General Dynamics Corp.	3.500%	4/1/27	24,957	24,014
	General Dynamics Corp.	2.625%	11/15/27	10,550	9,659
	Honeywell International Inc.	2.300%	8/15/24	18,675	18,003
	Honeywell International Inc.	4.850%	11/1/24	14,145	14,205
	Honeywell International Inc.	1.350%	6/1/25	24,612	22,821
	Honeywell International Inc.	2.500%	11/1/26	36,549	34,179
	Honeywell International Inc.	1.100%	3/1/27	5,515	4,849
	Honeywell International Inc.	4.950%	2/15/28	7,830	7,990
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	7,420	6,796
	Illinois Tool Works Inc.	3.500%	3/1/24	21,637	21,374
	Illinois Tool Works Inc.	2.650%	11/15/26	20,708	19,577
	JB Hunt Transport Services Inc.	3.875%	3/1/26	23,322	22,693

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	John Deere Capital Corp.	0.900%	1/10/24	8,863	8,515
[1]	John Deere Capital Corp.	3.450%	1/10/24	5,042	4,980
[1]	John Deere Capital Corp.	0.450%	1/17/24	12,356	11,802
[1]	John Deere Capital Corp.	2.600%	3/7/24	17,153	16,734
[1]	John Deere Capital Corp.	0.450%	6/7/24	14,502	13,621
[1]	John Deere Capital Corp.	3.350%	6/12/24	16,565	16,247
[1]	John Deere Capital Corp.	2.650%	6/24/24	20,417	19,866
[1]	John Deere Capital Corp.	0.625%	9/10/24	7,292	6,803
[1]	John Deere Capital Corp.	2.050%	1/9/25	13,654	12,996
[1]	John Deere Capital Corp.	1.250%	1/10/25	10,055	9,410
[1]	John Deere Capital Corp.	3.450%	3/13/25	12,201	11,929
[1]	John Deere Capital Corp.	3.400%	6/6/25	10,706	10,452
[1]	John Deere Capital Corp.	4.050%	9/8/25	18,670	18,469
[1]	John Deere Capital Corp.	3.400%	9/11/25	12,400	12,081
[1]	John Deere Capital Corp.	0.700%	1/15/26	19,026	16,986
[1]	John Deere Capital Corp.	2.650%	6/10/26	15,956	15,036
[1]	John Deere Capital Corp.	1.050%	6/17/26	16,040	14,296
[1]	John Deere Capital Corp.	2.250%	9/14/26	12,690	11,800
[1]	John Deere Capital Corp.	1.300%	10/13/26	3,086	2,744
[1]	John Deere Capital Corp.	1.700%	1/11/27	3,911	3,506
[1]	John Deere Capital Corp.	2.350%	3/8/27	16,407	15,033
[1]	John Deere Capital Corp.	1.750%	3/9/27	12,496	11,189
[1]	John Deere Capital Corp.	4.150%	9/15/27	48,495	47,702
[1]	Johnson Controls International plc	3.625%	7/2/24	3,957	3,881
[1]	Johnson Controls International plc	3.900%	2/14/26	15,006	14,659
	Keysight Technologies Inc.	4.550%	10/30/24	6,136	6,085
	Keysight Technologies Inc.	4.600%	4/6/27	18,760	18,431
	L3Harris Technologies Inc.	3.950%	5/28/24	8,010	7,879
	L3Harris Technologies Inc.	3.832%	4/27/25	12,003	11,741
	L3Harris Technologies Inc.	3.850%	12/15/26	2,365	2,275
	Lennox International Inc.	3.000%	11/15/23	5,851	5,742
	Lennox International Inc.	1.350%	8/1/25	3,516	3,186
	Lockheed Martin Corp.	4.950%	10/15/25	10,246	10,372
	Lockheed Martin Corp.	3.550%	1/15/26	23,586	23,056
	Lockheed Martin Corp.	5.100%	11/15/27	33,749	34,718
[2]	Mileage Plus Holdings LLC	6.500%	6/20/27	14,250	14,116
	Norfolk Southern Corp.	3.850%	1/15/24	7,233	7,149
	Norfolk Southern Corp.	3.650%	8/1/25	5,004	4,861
	Norfolk Southern Corp.	2.900%	6/15/26	16,315	15,358
	Norfolk Southern Corp.	7.800%	5/15/27	3,487	3,888
	Norfolk Southern Corp.	3.150%	6/1/27	5,605	5,247
	Northrop Grumman Corp.	2.930%	1/15/25	34,053	32,747
	Northrop Grumman Corp.	3.200%	2/1/27	17,191	16,196
	Otis Worldwide Corp.	2.056%	4/5/25	38,545	36,129
	Otis Worldwide Corp.	2.293%	4/5/27	11,919	10,789
[1]	PACCAR Financial Corp.	0.350%	2/2/24	7,504	7,132
[1]	PACCAR Financial Corp.	3.150%	6/13/24	11,791	11,535
[1]	PACCAR Financial Corp.	2.150%	8/15/24	9,467	9,046
[1]	PACCAR Financial Corp.	0.900%	11/8/24	8,438	7,854
[1]	PACCAR Financial Corp.	1.800%	2/6/25	15,636	14,760
	Parker-Hannifin Corp.	2.700%	6/14/24	16,380	15,745
	Parker-Hannifin Corp.	3.650%	6/15/24	37,742	36,915
[1]	Parker-Hannifin Corp.	3.300%	11/21/24	9,750	9,435
	Parker-Hannifin Corp.	3.250%	3/1/27	5,355	5,029
	Parker-Hannifin Corp.	4.250%	9/15/27	19,197	18,672
	Precision Castparts Corp.	3.250%	6/15/25	27,707	26,938
	Raytheon Technologies Corp.	3.200%	3/15/24	34,089	33,436
	Raytheon Technologies Corp.	3.950%	8/16/25	35,245	34,616

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Raytheon Technologies Corp.	3.500%	3/15/27	45,646	43,646
	Raytheon Technologies Corp.	3.125%	5/4/27	12,574	11,798
	Republic Services Inc.	2.500%	8/15/24	23,439	22,501
	Republic Services Inc.	3.200%	3/15/25	5,158	4,956
	Republic Services Inc.	0.875%	11/15/25	8,085	7,232
	Republic Services Inc.	2.900%	7/1/26	4,486	4,208
	Rockwell Automation Inc.	2.875%	3/1/25	6,527	6,293
[1]	Ryder System Inc.	3.650%	3/18/24	24,685	24,165
[1]	Ryder System Inc.	2.500%	9/1/24	2,451	2,335
[1]	Ryder System Inc.	4.625%	6/1/25	3,677	3,615
[1]	Ryder System Inc.	3.350%	9/1/25	11,176	10,634
[1]	Ryder System Inc.	1.750%	9/1/26	1,406	1,245
[1]	Ryder System Inc.	2.900%	12/1/26	10,137	9,287
[1]	Ryder System Inc.	2.850%	3/1/27	5,079	4,619
	Southwest Airlines Co.	5.250%	5/4/25	42,822	43,077
	Southwest Airlines Co.	3.000%	11/15/26	3,075	2,840
	Southwest Airlines Co.	5.125%	6/15/27	38,513	38,847
	Teledyne Technologies Inc.	0.950%	4/1/24	16,416	15,483
	Teledyne Technologies Inc.	1.600%	4/1/26	16,503	14,745
	Textron Inc.	4.300%	3/1/24	6,989	6,917
	Textron Inc.	3.875%	3/1/25	4,067	3,965
	Textron Inc.	4.000%	3/15/26	12,937	12,540
	Textron Inc.	3.650%	3/15/27	4,853	4,554
	Timken Co.	3.875%	9/1/24	4,939	4,825
	Trane Technologies Global Holding Co. Ltd.	4.250%	6/15/23	14,764	14,685
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	4,356	4,249
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	8,708	8,249
	Trimble Inc.	4.750%	12/1/24	8,167	8,102
	Tyco Electronics Group SA	3.450%	8/1/24	10,636	10,400
	Tyco Electronics Group SA	3.700%	2/15/26	6,135	5,936
	Tyco Electronics Group SA	3.125%	8/15/27	16,055	14,924
	Union Pacific Corp.	3.646%	2/15/24	8,783	8,657
	Union Pacific Corp.	3.150%	3/1/24	19,880	19,542
	Union Pacific Corp.	3.750%	3/15/24	12,809	12,635
	Union Pacific Corp.	3.250%	1/15/25	5,862	5,715
	Union Pacific Corp.	3.750%	7/15/25	5,480	5,383
	Union Pacific Corp.	3.250%	8/15/25	9,316	9,001
	Union Pacific Corp.	2.750%	3/1/26	17,208	16,412
[1]	United Airlines Pass-Through Trust Class A Series 2012-1	4.150%	4/11/24	6,179	5,929
[1]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	8,088	7,493
[1]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	9,397	8,652
[1]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	7,923	7,228
[1]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	31,615	30,993
[1]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	15,392	14,481
	United Parcel Service Inc.	2.200%	9/1/24	7,973	7,655
	United Parcel Service Inc.	2.800%	11/15/24	16,820	16,279
	United Parcel Service Inc.	3.900%	4/1/25	12,893	12,727
	United Parcel Service Inc.	2.400%	11/15/26	5,867	5,480
	United Parcel Service Inc.	3.050%	11/15/27	9,978	9,530
	Vontier Corp.	1.800%	4/1/26	8,860	7,480
	Waste Management Inc.	0.750%	11/15/25	11,292	10,127
	Waste Management Inc.	3.150%	11/15/27	20,000	18,725
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	10,028	9,856

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	15,237	14,285
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	17,408	16,150
	WW Grainger Inc.	1.850%	2/15/25	11,179	10,521
	Xylem Inc.	3.250%	11/1/26	11,140	10,507
					2,983,041
Materials (2.0%)
	Air Products and Chemicals Inc.	3.350%	7/31/24	8,308	8,132
	Air Products and Chemicals Inc.	1.500%	10/15/25	7,011	6,438
	Air Products and Chemicals Inc.	1.850%	5/15/27	14,241	12,743
	Albemarle Corp.	4.650%	6/1/27	8,500	8,327
	Amcor Finance USA Inc.	3.625%	4/28/26	2,389	2,263
	Amcor Flexibles North America Inc.	4.000%	5/17/25	14,792	14,368
	ArcelorMittal SA	4.550%	3/11/26	16,451	15,976
	ArcelorMittal SA	6.550%	11/29/27	22,300	22,482
	Berry Global Inc.	0.950%	2/15/24	17,266	16,367
	Berry Global Inc.	1.570%	1/15/26	39,945	35,668
	Berry Global Inc.	1.650%	1/15/27	7,727	6,534
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	7,543	7,913
	Carlisle Cos. Inc.	3.500%	12/1/24	10,675	10,347
	Celanese US Holdings LLC	3.500%	5/8/24	16,114	15,649
	Celanese US Holdings LLC	5.900%	7/5/24	37,640	37,415
	Celanese US Holdings LLC	6.050%	3/15/25	38,445	38,260
	Celanese US Holdings LLC	1.400%	8/5/26	11,906	9,879
	Celanese US Holdings LLC	6.165%	7/15/27	39,400	38,589
	Celulosa Arauco y Constitucion SA	4.500%	8/1/24	9,590	9,440
	Dow Chemical Co.	4.550%	11/30/25	427	424
	DuPont de Nemours Inc.	4.493%	11/15/25	43,954	43,680
	Eastman Chemical Co.	3.800%	3/15/25	15,175	14,826
	Ecolab Inc.	0.900%	12/15/23	5,634	5,408
	Ecolab Inc.	2.700%	11/1/26	18,696	17,473
	Ecolab Inc.	1.650%	2/1/27	7,581	6,748
	Ecolab Inc.	5.250%	1/15/28	6,700	6,847
	EI du Pont de Nemours & Co.	1.700%	7/15/25	5,382	4,986
	Fibria Overseas Finance Ltd.	4.000%	1/14/25	8,545	8,251
	Fibria Overseas Finance Ltd.	5.500%	1/17/27	15,658	15,643
	FMC Corp.	4.100%	2/1/24	1,193	1,176
	FMC Corp.	3.200%	10/1/26	14,581	13,649
	Freeport-McMoRan Inc.	4.550%	11/14/24	2,266	2,244
	Freeport-McMoRan Inc.	5.000%	9/1/27	12,450	12,097
	Freeport-McMoRan Inc.	4.125%	3/1/28	450	412
	Georgia-Pacific LLC	8.000%	1/15/24	12,489	12,884
[2]	Georgia-Pacific LLC	0.625%	5/15/24	2,675	2,510
[2]	Georgia-Pacific LLC	2.100%	4/30/27	3,760	3,365
	Kinross Gold Corp.	5.950%	3/15/24	9,128	9,167
	Kinross Gold Corp.	4.500%	7/15/27	6,625	6,316
[3]	Linde Inc.	4.800%	12/5/24	10,500	10,528
	Linde Inc.	2.650%	2/5/25	9,667	9,293
[3]	Linde Inc.	4.700%	12/5/25	11,200	11,241
	Linde Inc.	3.200%	1/30/26	16,532	16,005
	LYB International Finance II BV	3.500%	3/2/27	3,950	3,658
	LYB International Finance III LLC	1.250%	10/1/25	18,862	16,828
	LyondellBasell Industries NV	5.750%	4/15/24	8,444	8,476
	Martin Marietta Materials Inc.	4.250%	7/2/24	8,440	8,321
	Martin Marietta Materials Inc.	3.450%	6/1/27	9,398	8,809
	Mosaic Co.	4.050%	11/15/27	3,710	3,509
	Nucor Corp.	3.950%	5/23/25	2,540	2,489
	Nucor Corp.	2.000%	6/1/25	19,936	18,591
	Nucor Corp.	4.300%	5/23/27	12,400	12,117

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nutrien Ltd.	5.900%	11/7/24	5,145	5,203
	Nutrien Ltd.	3.000%	4/1/25	10,266	9,809
	Nutrien Ltd.	5.950%	11/7/25	5,045	5,147
	Nutrien Ltd.	4.000%	12/15/26	14,065	13,524
	Packaging Corp. of America	3.650%	9/15/24	5,758	5,616
	PPG Industries Inc.	2.400%	8/15/24	5,741	5,494
	PPG Industries Inc.	1.200%	3/15/26	21,978	19,592
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	5,850	5,271
	RPM International Inc.	3.750%	3/15/27	14,743	13,831
	Sherwin-Williams Co.	3.125%	6/1/24	30,104	29,314
	Sherwin-Williams Co.	4.050%	8/8/24	5,950	5,858
	Sherwin-Williams Co.	3.450%	8/1/25	9,824	9,464
	Sherwin-Williams Co.	4.250%	8/8/25	2,840	2,798
	Sherwin-Williams Co.	3.450%	6/1/27	28,365	26,657
	Sonoco Products Co.	2.250%	2/1/27	7,839	7,036
	Southern Copper Corp.	3.875%	4/23/25	8,474	8,279
	Steel Dynamics Inc.	2.800%	12/15/24	13,331	12,698
	Steel Dynamics Inc.	2.400%	6/15/25	18,215	17,108
	Vale Overseas Ltd.	6.250%	8/10/26	28,039	29,103
	Vulcan Materials Co.	4.500%	4/1/25	7,256	7,201
	Vulcan Materials Co.	3.900%	4/1/27	10,267	9,812
	Westlake Corp.	3.600%	8/15/26	23,690	22,265
	WRKCo Inc.	3.000%	9/15/24	7,595	7,267
	WRKCo Inc.	3.750%	3/15/25	24,673	23,930
	WRKCo Inc.	4.650%	3/15/26	18,535	18,265
					955,303
Real Estate (3.5%)
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	23,331	22,556
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	6,256	6,122
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	6,616	6,404
	Alexandria Real Estate Equities Inc.	3.950%	1/15/27	8,058	7,743
	American Tower Corp.	0.600%	1/15/24	513	488
	American Tower Corp.	5.000%	2/15/24	20,040	20,017
	American Tower Corp.	3.375%	5/15/24	15,061	14,673
	American Tower Corp.	2.950%	1/15/25	15,034	14,359
	American Tower Corp.	2.400%	3/15/25	16,415	15,429
	American Tower Corp.	4.000%	6/1/25	17,469	16,959
	American Tower Corp.	1.300%	9/15/25	10,128	9,130
	American Tower Corp.	4.400%	2/15/26	10,449	10,209
	American Tower Corp.	1.600%	4/15/26	11,755	10,441
	American Tower Corp.	1.450%	9/15/26	10,505	9,140
	American Tower Corp.	3.375%	10/15/26	22,791	21,265
	American Tower Corp.	2.750%	1/15/27	5,578	5,056
	American Tower Corp.	3.125%	1/15/27	5,791	5,327
	American Tower Corp.	3.650%	3/15/27	4,170	3,907
	American Tower Corp.	3.550%	7/15/27	21,279	19,792
	American Tower Corp.	1.500%	1/31/28	11,626	9,620
[1]	AvalonBay Communities Inc.	4.200%	12/15/23	8,480	8,404
[1]	AvalonBay Communities Inc.	3.500%	11/15/24	10,250	9,991
[1]	AvalonBay Communities Inc.	3.450%	6/1/25	11,594	11,188
[1]	AvalonBay Communities Inc.	3.500%	11/15/25	3,245	3,126
[1]	AvalonBay Communities Inc.	2.950%	5/11/26	15,580	14,540
[1]	AvalonBay Communities Inc.	2.900%	10/15/26	3,072	2,828
[1]	AvalonBay Communities Inc.	3.350%	5/15/27	3,505	3,269
	Boston Properties LP	3.800%	2/1/24	15,969	15,663
	Boston Properties LP	3.200%	1/15/25	9,545	9,157
	Boston Properties LP	3.650%	2/1/26	25,741	24,490
	Boston Properties LP	2.750%	10/1/26	18,855	17,116

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boston Properties LP	6.750%	12/1/27	5,000	5,230
	Brandywine Operating Partnership LP	4.100%	10/1/24	9,584	9,267
	Brixmor Operating Partnership LP	3.650%	6/15/24	15,857	15,375
	Brixmor Operating Partnership LP	3.850%	2/1/25	15,265	14,699
	Brixmor Operating Partnership LP	4.125%	6/15/26	11,011	10,390
	Brixmor Operating Partnership LP	3.900%	3/15/27	5,114	4,746
	CBRE Services Inc.	4.875%	3/1/26	13,839	13,853
	Corporate Office Properties LP	2.250%	3/15/26	14,593	12,923
	Crown Castle Inc.	3.200%	9/1/24	27,888	27,060
	Crown Castle Inc.	1.350%	7/15/25	4,074	3,706
	Crown Castle Inc.	4.450%	2/15/26	28,922	28,272
	Crown Castle Inc.	3.700%	6/15/26	23,115	22,012
	Crown Castle Inc.	1.050%	7/15/26	17,567	15,232
	Crown Castle Inc.	4.000%	3/1/27	10,460	9,997
	Crown Castle Inc.	2.900%	3/15/27	6,530	5,972
	Crown Castle Inc.	3.800%	2/15/28	10,000	9,344
	CubeSmart LP	4.000%	11/15/25	6,891	6,654
	CubeSmart LP	3.125%	9/1/26	7,308	6,772
	Digital Realty Trust LP	3.700%	8/15/27	17,380	16,240
	EPR Properties	4.500%	4/1/25	5,355	5,043
	EPR Properties	4.500%	6/1/27	18,977	16,552
	Equinix Inc.	2.625%	11/18/24	20,984	19,988
	Equinix Inc.	1.250%	7/15/25	4,903	4,433
	Equinix Inc.	1.000%	9/15/25	13,813	12,332
	Equinix Inc.	1.450%	5/15/26	19,201	16,898
	Equinix Inc.	2.900%	11/18/26	10,793	9,876
	Equinix Inc.	1.800%	7/15/27	15,830	13,626
	ERP Operating LP	3.375%	6/1/25	15,429	14,856
	ERP Operating LP	2.850%	11/1/26	8,139	7,543
	Essex Portfolio LP	3.875%	5/1/24	8,187	8,006
	Essex Portfolio LP	3.500%	4/1/25	16,789	16,221
	Essex Portfolio LP	3.375%	4/15/26	6,574	6,186
	Essex Portfolio LP	3.625%	5/1/27	7,802	7,349
	Federal Realty Investment Trust	3.950%	1/15/24	10,766	10,620
	Federal Realty Investment Trust	1.250%	2/15/26	11,865	10,513
	Federal Realty Investment Trust	3.250%	7/15/27	4,134	3,801
	GLP Capital LP	3.350%	9/1/24	12,793	12,198
	GLP Capital LP	5.250%	6/1/25	19,253	18,917
	GLP Capital LP	5.375%	4/15/26	20,066	19,499
	Healthcare Realty Holdings LP	3.500%	8/1/26	20,104	18,791
	Healthcare Realty Holdings LP	3.750%	7/1/27	9,230	8,624
	Healthpeak Properties Inc.	3.400%	2/1/25	8,357	8,068
	Healthpeak Properties Inc.	4.000%	6/1/25	4,042	3,941
	Healthpeak Properties Inc.	3.250%	7/15/26	14,092	13,332
	Healthpeak Properties Inc.	1.350%	2/1/27	3,140	2,711
	Highwoods Realty LP	3.875%	3/1/27	10,173	9,399
	Host Hotels & Resorts LP	3.875%	4/1/24	8,105	7,894
[1]	Host Hotels & Resorts LP	4.000%	6/15/25	11,555	11,058
[1]	Host Hotels & Resorts LP	4.500%	2/1/26	7,692	7,419
	Kilroy Realty LP	3.450%	12/15/24	7,280	6,946
	Kilroy Realty LP	4.375%	10/1/25	11,428	11,023
	Kimco Realty Corp.	2.700%	3/1/24	10,782	10,440
	Kimco Realty Corp.	3.300%	2/1/25	15,693	15,102
	Kimco Realty Corp.	2.800%	10/1/26	1,633	1,503
	Kimco Realty Corp.	3.800%	4/1/27	11,430	10,721
	Kite Realty Group LP	4.000%	10/1/26	10,818	9,995
	Kite Realty Group Trust	4.000%	3/15/25	2,850	2,734
	Life Storage LP	3.500%	7/1/26	13,288	12,547

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mid-America Apartments LP	3.750%	6/15/24	9,292	9,100
	Mid-America Apartments LP	4.000%	11/15/25	11,020	10,753
	Mid-America Apartments LP	1.100%	9/15/26	9,459	8,200
	Mid-America Apartments LP	3.600%	6/1/27	10,796	10,274
	National Retail Properties Inc.	3.900%	6/15/24	10,724	10,502
	National Retail Properties Inc.	4.000%	11/15/25	11,957	11,539
	National Retail Properties Inc.	3.600%	12/15/26	5,104	4,778
	National Retail Properties Inc.	3.500%	10/15/27	1,995	1,809
	Office Properties Income Trust	4.250%	5/15/24	532	486
	Office Properties Income Trust	4.500%	2/1/25	2,375	2,124
	Office Properties Income Trust	2.650%	6/15/26	2,329	1,792
	Office Properties Income Trust	2.400%	2/1/27	9,513	6,765
	Omega Healthcare Investors Inc.	4.950%	4/1/24	4,395	4,340
	Omega Healthcare Investors Inc.	4.500%	1/15/25	10,107	9,832
	Omega Healthcare Investors Inc.	5.250%	1/15/26	14,204	13,871
	Omega Healthcare Investors Inc.	4.500%	4/1/27	15,407	14,380
	Physicians Realty LP	4.300%	3/15/27	5,799	5,507
	Piedmont Operating Partnership LP	4.450%	3/15/24	6,959	6,847
	Prologis LP	3.250%	6/30/26	9,166	8,715
	Prologis LP	3.250%	10/1/26	13,846	13,159
	Prologis LP	2.125%	4/15/27	9,736	8,782
	Public Storage	0.875%	2/15/26	6,223	5,506
	Public Storage	1.500%	11/9/26	18,131	16,257
	Realty Income Corp.	4.600%	2/6/24	13,207	13,142
	Realty Income Corp.	3.875%	7/15/24	5,456	5,350
	Realty Income Corp.	3.875%	4/15/25	16,727	16,367
	Realty Income Corp.	4.625%	11/1/25	10,673	10,625
	Realty Income Corp.	0.750%	3/15/26	1,932	1,682
	Realty Income Corp.	4.875%	6/1/26	14,317	14,389
	Realty Income Corp.	4.125%	10/15/26	11,280	10,942
	Realty Income Corp.	3.000%	1/15/27	13,793	12,772
	Realty Income Corp.	3.950%	8/15/27	17,111	16,414
	Regency Centers LP	3.600%	2/1/27	9,447	8,880
	Sabra Health Care LP	5.125%	8/15/26	11,221	10,617
	Simon Property Group LP	3.750%	2/1/24	17,236	16,984
	Simon Property Group LP	2.000%	9/13/24	23,168	21,961
	Simon Property Group LP	3.375%	10/1/24	16,433	15,982
	Simon Property Group LP	3.500%	9/1/25	32,574	31,356
	Simon Property Group LP	3.300%	1/15/26	15,042	14,347
	Simon Property Group LP	3.250%	11/30/26	19,867	18,682
	Simon Property Group LP	1.375%	1/15/27	1,127	984
	Simon Property Group LP	3.375%	12/1/27	14,984	13,936
	SITE Centers Corp.	3.625%	2/1/25	7,398	6,992
	SITE Centers Corp.	4.250%	2/1/26	2,842	2,694
	SITE Centers Corp.	4.700%	6/1/27	9,966	9,424
	Spirit Realty LP	4.450%	9/15/26	5,347	5,142
	Spirit Realty LP	3.200%	1/15/27	4,852	4,331
	Tanger Properties LP	3.125%	9/1/26	7,914	7,202
	Tanger Properties LP	3.875%	7/15/27	6,308	5,733
[1]	UDR Inc.	2.950%	9/1/26	5,753	5,325
	Ventas Realty LP	3.500%	4/15/24	10,906	10,605
	Ventas Realty LP	3.750%	5/1/24	14,992	14,608
	Ventas Realty LP	2.650%	1/15/25	5,583	5,277
	Ventas Realty LP	3.500%	2/1/25	8,808	8,451
	Ventas Realty LP	4.125%	1/15/26	11,858	11,472
	Ventas Realty LP	3.250%	10/15/26	9,156	8,469
	Ventas Realty LP	3.850%	4/1/27	8,913	8,426
	VICI Properties LP	4.375%	5/15/25	11,585	11,151

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vornado Realty LP	3.500%	1/15/25	10,667	9,937
	Vornado Realty LP	2.150%	6/1/26	9,020	7,628
	Welltower Inc.	4.500%	1/15/24	10,474	10,382
	Welltower Inc.	3.625%	3/15/24	28,223	27,660
	Welltower Inc.	4.000%	6/1/25	32,457	31,681
	Welltower Inc.	4.250%	4/1/26	7,917	7,719
	Welltower Inc.	2.700%	2/15/27	10,435	9,506
	WP Carey Inc.	4.600%	4/1/24	7,464	7,420
	WP Carey Inc.	4.000%	2/1/25	12,209	11,886
	WP Carey Inc.	4.250%	10/1/26	7,980	7,692
					1,690,401
Technology (8.2%)
	Adobe Inc.	1.900%	2/1/25	14,785	14,040
	Adobe Inc.	3.250%	2/1/25	22,840	22,332
	Adobe Inc.	2.150%	2/1/27	26,111	24,009
	Analog Devices Inc.	2.950%	4/1/25	13,862	13,376
	Analog Devices Inc.	3.500%	12/5/26	18,226	17,492
[2]	Analog Devices Inc.	3.450%	6/15/27	10,718	10,185
	Apple Inc.	3.000%	2/9/24	2,801	2,752
	Apple Inc.	3.450%	5/6/24	64,151	63,185
	Apple Inc.	2.850%	5/11/24	52,209	50,991
	Apple Inc.	1.800%	9/11/24	12,377	11,829
	Apple Inc.	2.750%	1/13/25	28,583	27,663
	Apple Inc.	2.500%	2/9/25	29,376	28,200
	Apple Inc.	1.125%	5/11/25	57,689	53,328
	Apple Inc.	3.200%	5/13/25	58,446	56,834
	Apple Inc.	0.550%	8/20/25	15,464	13,983
	Apple Inc.	0.700%	2/8/26	53,900	48,139
	Apple Inc.	3.250%	2/23/26	81,232	78,643
	Apple Inc.	2.450%	8/4/26	35,478	33,261
	Apple Inc.	2.050%	9/11/26	50,589	46,645
	Apple Inc.	3.350%	2/9/27	37,046	35,850
	Apple Inc.	3.200%	5/11/27	49,990	48,011
	Apple Inc.	3.000%	6/20/27	24,067	22,994
	Apple Inc.	2.900%	9/12/27	7,245	6,853
	Apple Inc.	3.000%	11/13/27	9,275	8,784
	Apple Inc.	1.200%	2/8/28	8,000	6,877
	Applied Materials Inc.	3.900%	10/1/25	16,271	16,054
	Applied Materials Inc.	3.300%	4/1/27	26,841	25,806
	Arrow Electronics Inc.	3.250%	9/8/24	14,925	14,351
	Arrow Electronics Inc.	4.000%	4/1/25	5,129	4,981
	Autodesk Inc.	4.375%	6/15/25	10,444	10,342
	Autodesk Inc.	3.500%	6/15/27	10,571	9,944
	Automatic Data Processing Inc.	3.375%	9/15/25	28,771	28,081
	Avnet Inc.	4.625%	4/15/26	10,432	10,093
	Broadcom Corp.	3.625%	1/15/24	7,115	6,994
	Broadcom Corp.	3.875%	1/15/27	68,469	64,873
	Broadcom Inc.	2.250%	11/15/23	4,851	4,725
	Broadcom Inc.	3.625%	10/15/24	14,878	14,534
	Broadcom Inc.	3.150%	11/15/25	13,229	12,605
	Broadcom Inc.	3.459%	9/15/26	30,981	29,286
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	9,806	9,225
	Cadence Design Systems Inc.	4.375%	10/15/24	3,063	3,026
	CDW LLC	4.125%	5/1/25	11,465	11,008
	CGI Inc.	1.450%	9/14/26	13,943	12,312
	Cintas Corp. No. 2	3.700%	4/1/27	25,604	24,799
	Cisco Systems Inc.	3.625%	3/4/24	14,961	14,796
	Cisco Systems Inc.	3.500%	6/15/25	7,781	7,619

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cisco Systems Inc.	2.950%	2/28/26	21,985	21,132
	Cisco Systems Inc.	2.500%	9/20/26	36,377	34,480
	Dell International LLC	4.000%	7/15/24	25,390	24,913
	Dell International LLC	5.850%	7/15/25	24,785	25,189
	Dell International LLC	6.020%	6/15/26	95,224	97,271
	Dell International LLC	4.900%	10/1/26	63,398	62,721
	Dell International LLC	6.100%	7/15/27	9,366	9,641
	DXC Technology Co.	1.800%	9/15/26	24,850	21,950
	Equifax Inc.	2.600%	12/1/24	24,023	22,905
	Equifax Inc.	2.600%	12/15/25	16,017	14,855
	Fidelity National Information Services Inc.	0.600%	3/1/24	6,194	5,860
	Fidelity National Information Services Inc.	4.500%	7/15/25	13,820	13,642
	Fidelity National Information Services Inc.	1.150%	3/1/26	38,987	34,447
	Fidelity National Information Services Inc.	4.700%	7/15/27	4,723	4,640
	Fiserv Inc.	2.750%	7/1/24	57,398	55,322
	Fiserv Inc.	3.850%	6/1/25	1,763	1,713
	Fiserv Inc.	3.200%	7/1/26	52,123	49,107
	Fiserv Inc.	2.250%	6/1/27	21,646	19,323
	Flex Ltd.	4.750%	6/15/25	13,411	13,197
	Flex Ltd.	3.750%	2/1/26	19,192	18,088
	Fortinet Inc.	1.000%	3/15/26	11,065	9,731
	Genpact Luxembourg Sarl	3.375%	12/1/24	10,071	9,646
	GXO Logistics Inc.	1.650%	7/15/26	11,517	9,893
	Harman International Industries Inc.	4.150%	5/15/25	7,294	7,127
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	19,223	18,336
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	49,457	49,402
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	21,993	19,979
	HP Inc.	2.200%	6/17/25	29,621	27,646
	HP Inc.	1.450%	6/17/26	23,512	20,637
	HP Inc.	3.000%	6/17/27	25,838	23,679
	Hubbell Inc.	3.350%	3/1/26	9,600	9,183
	Hubbell Inc.	3.150%	8/15/27	2,049	1,889
	Intel Corp.	2.875%	5/11/24	36,955	36,083
	Intel Corp.	3.400%	3/25/25	32,218	31,455
	Intel Corp.	3.700%	7/29/25	50,473	49,546
	Intel Corp.	2.600%	5/19/26	24,818	23,419
	Intel Corp.	3.750%	3/25/27	24,592	23,955
	Intel Corp.	3.150%	5/11/27	24,300	23,070
	Intel Corp.	3.750%	8/5/27	13,821	13,362
	International Business Machines Corp.	3.625%	2/12/24	40,896	40,329
	International Business Machines Corp.	3.000%	5/15/24	68,129	66,439
	International Business Machines Corp.	7.000%	10/30/25	12,843	13,656
	International Business Machines Corp.	3.450%	2/19/26	31,959	30,769
	International Business Machines Corp.	3.300%	5/15/26	85,669	81,804
	International Business Machines Corp.	3.300%	1/27/27	9,634	9,144
	International Business Machines Corp.	1.700%	5/15/27	34,161	30,135
	International Business Machines Corp.	4.150%	7/27/27	10,868	10,667
	International Business Machines Corp.	6.220%	8/1/27	6,002	6,393
	Intuit Inc.	0.950%	7/15/25	15,824	14,476
[1]	J Paul Getty Trust	0.391%	1/1/24	1,475	1,408
	Jabil Inc.	1.700%	4/15/26	14,901	13,221
	Jabil Inc.	4.250%	5/15/27	7,000	6,677
	Juniper Networks Inc.	1.200%	12/10/25	13,803	12,315
	KLA Corp.	4.650%	11/1/24	11,432	11,399
	Kyndryl Holdings Inc.	2.050%	10/15/26	14,270	11,615
	Lam Research Corp.	3.800%	3/15/25	8,799	8,662
	Lam Research Corp.	3.750%	3/15/26	12,232	11,977
	Legrand France SA	8.500%	2/15/25	9,075	9,810

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Leidos Inc.	3.625%	5/15/25	11,312	10,893
	Marvell Technology Inc.	1.650%	4/15/26	2,078	1,837
	Microchip Technology Inc.	0.972%	2/15/24	500	474
	Microchip Technology Inc.	4.250%	9/1/25	25,670	24,934
	Micron Technology Inc.	4.975%	2/6/26	15,285	15,146
	Micron Technology Inc.	4.185%	2/15/27	14,129	13,516
	Microsoft Corp.	2.875%	2/6/24	50,274	49,375
	Microsoft Corp.	2.700%	2/12/25	35,075	33,992
	Microsoft Corp.	3.125%	11/3/25	63,247	61,558
	Microsoft Corp.	2.400%	8/8/26	90,075	84,727
	Microsoft Corp.	3.300%	2/6/27	106,145	102,696
	Moody's Corp.	4.875%	2/15/24	18,077	18,043
	Moody's Corp.	3.750%	3/24/25	7,913	7,721
	Motorola Solutions Inc.	4.000%	9/1/24	1,610	1,581
	NetApp Inc.	3.300%	9/29/24	10,424	10,098
	NetApp Inc.	1.875%	6/22/25	13,653	12,585
	NetApp Inc.	2.375%	6/22/27	12,570	11,284
	NVIDIA Corp.	0.584%	6/14/24	12,639	11,854
	NVIDIA Corp.	3.200%	9/16/26	24,378	23,441
	NXP BV	4.875%	3/1/24	20,244	20,062
	NXP BV	2.700%	5/1/25	19,310	18,100
	NXP BV	5.350%	3/1/26	10,074	10,044
	NXP BV	3.875%	6/18/26	18,096	17,222
	NXP BV	3.150%	5/1/27	17,004	15,442
	NXP BV	4.400%	6/1/27	6,906	6,639
	Oracle Corp.	3.400%	7/8/24	49,587	48,477
	Oracle Corp.	2.950%	11/15/24	44,850	43,161
	Oracle Corp.	2.500%	4/1/25	67,068	63,465
	Oracle Corp.	2.950%	5/15/25	46,133	43,974
	Oracle Corp.	1.650%	3/25/26	64,543	57,936
	Oracle Corp.	2.650%	7/15/26	66,180	61,020
	Oracle Corp.	2.800%	4/1/27	54,894	50,177
	Oracle Corp.	2.300%	3/25/28	10,000	8,676
[2]	Qorvo Inc.	1.750%	12/15/24	10,270	9,424
	QUALCOMM Inc.	2.900%	5/20/24	5,921	5,780
	QUALCOMM Inc.	3.450%	5/20/25	32,329	31,566
	QUALCOMM Inc.	3.250%	5/20/27	47,812	45,706
	Quanta Services Inc.	0.950%	10/1/24	732	670
	Roper Technologies Inc.	2.350%	9/15/24	6,815	6,528
	Roper Technologies Inc.	1.000%	9/15/25	20,747	18,676
	Roper Technologies Inc.	3.850%	12/15/25	4,240	4,102
	Roper Technologies Inc.	3.800%	12/15/26	18,099	17,452
	S&P Global Inc.	2.950%	1/22/27	12,421	11,733
[2]	S&P Global Inc.	2.450%	3/1/27	13,075	12,036
	Skyworks Solutions Inc.	1.800%	6/1/26	27,125	23,783
	TD SYNNEX Corp.	1.250%	8/9/24	17,645	16,267
	TD SYNNEX Corp.	1.750%	8/9/26	16,443	14,045
	Texas Instruments Inc.	2.625%	5/15/24	11,991	11,665
	Texas Instruments Inc.	1.375%	3/12/25	25,296	23,669
	Texas Instruments Inc.	1.125%	9/15/26	6,600	5,866
	Texas Instruments Inc.	4.600%	2/15/28	9,300	9,319
	TSMC Arizona Corp.	1.750%	10/25/26	32,173	28,597
	TSMC Arizona Corp.	3.875%	4/22/27	11,550	11,138
	Verisk Analytics Inc.	4.000%	6/15/25	26,217	25,679
	VMware Inc.	1.000%	8/15/24	10,675	9,926
	VMware Inc.	4.500%	5/15/25	11,545	11,434
	VMware Inc.	1.400%	8/15/26	43,022	37,857
	VMware Inc.	4.650%	5/15/27	9,971	9,725

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	VMware Inc.	3.900%	8/21/27	27,253	25,653
	Western Digital Corp.	4.750%	2/15/26	54,390	51,216
	Workday Inc.	3.500%	4/1/27	34,927	33,027
	Xilinx Inc.	2.950%	6/1/24	16,278	15,823
					3,919,552
Utilities (5.1%)
	AEP Transmission Co. LLC	3.100%	12/1/26	10,521	9,881
	AES Corp.	1.375%	1/15/26	17,909	15,907
[1]	Alabama Power Co.	3.550%	12/1/23	7,259	7,172
	Alabama Power Co.	3.750%	9/1/27	10,421	10,069
	Ameren Corp.	2.500%	9/15/24	13,396	12,776
	Ameren Corp.	3.650%	2/15/26	10,135	9,744
	Ameren Corp.	1.950%	3/15/27	9,573	8,447
	Ameren Illinois Co.	3.250%	3/1/25	2,322	2,251
[1]	American Electric Power Co. Inc.	2.950%	12/15/22	21,153	21,135
	American Electric Power Co. Inc.	2.031%	3/15/24	1,771	1,699
[1]	American Electric Power Co. Inc.	1.000%	11/1/25	1,967	1,762
	American Electric Power Co. Inc.	5.750%	11/1/27	20,935	21,508
	American Electric Power Co. Inc.	3.875%	2/15/62	16,669	12,817
	American Water Capital Corp.	3.850%	3/1/24	4,481	4,413
	American Water Capital Corp.	3.400%	3/1/25	5,027	4,892
	American Water Capital Corp.	2.950%	9/1/27	7,273	6,745
	Appalachian Power Co.	3.400%	6/1/25	6,543	6,333
[1]	Appalachian Power Co.	3.300%	6/1/27	7,316	6,901
	Arizona Public Service Co.	3.150%	5/15/25	4,394	4,206
	Atmos Energy Corp.	3.000%	6/15/27	12,647	11,881
	Avangrid Inc.	3.150%	12/1/24	13,937	13,370
	Avangrid Inc.	3.200%	4/15/25	16,020	15,340
	Baltimore Gas & Electric Co.	2.400%	8/15/26	10,229	9,471
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	16,703	16,496
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,199	7,046
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	16,774	16,627
	Black Hills Corp.	1.037%	8/23/24	12,880	11,963
	Black Hills Corp.	3.950%	1/15/26	8,382	8,077
	Black Hills Corp.	3.150%	1/15/27	7,598	7,048
[1]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	10,354	9,535
[1]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	6,832	6,494
	CenterPoint Energy Inc.	2.500%	9/1/24	17,154	16,368
	CenterPoint Energy Inc.	1.450%	6/1/26	3,180	2,843
	Cleco Corporate Holdings LLC	3.743%	5/1/26	14,398	13,596
	Cleveland Electric Illuminating Co.	5.500%	8/15/24	3,686	3,707
	CMS Energy Corp.	3.000%	5/15/26	12,973	12,151
	Commonwealth Edison Co.	2.550%	6/15/26	8,532	7,986
[1]	Connecticut Light & Power Co.	0.750%	12/1/25	7,648	6,825
[1]	Connecticut Light & Power Co.	3.200%	3/15/27	24,757	23,392
[1]	Consolidated Edison Inc.	0.650%	12/1/23	4,451	4,270
	Constellation Energy Generation LLC	3.250%	6/1/25	20,025	19,231
	Dominion Energy Inc.	3.071%	8/15/24	8,866	8,528
[1]	Dominion Energy Inc.	3.300%	3/15/25	9,247	8,893
	Dominion Energy Inc.	3.900%	10/1/25	24,518	23,894
[1]	Dominion Energy Inc.	1.450%	4/15/26	19,152	17,209
[1]	Dominion Energy Inc.	2.850%	8/15/26	12,736	11,802
[1]	Dominion Energy Inc.	3.600%	3/15/27	4,545	4,300
[1]	Dominion Energy Inc.	5.750%	10/1/54	9,925	9,306
	DTE Electric Co.	3.650%	3/15/24	3,456	3,403
	DTE Electric Co.	3.375%	3/1/25	8,064	7,837
[1]	DTE Energy Co.	2.529%	10/1/24	23,309	22,247
	DTE Energy Co.	4.220%	11/1/24	22,285	21,901

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	DTE Energy Co.	1.050%	6/1/25	28,109	25,472
	DTE Energy Co.	2.850%	10/1/26	9,454	8,764
	Duke Energy Carolinas LLC	2.950%	12/1/26	20,299	19,329
	Duke Energy Corp.	3.750%	4/15/24	24,375	24,014
	Duke Energy Corp.	0.900%	9/15/25	10,288	9,286
	Duke Energy Corp.	2.650%	9/1/26	38,124	35,456
	Duke Energy Corp.	3.250%	1/15/82	11,050	7,850
	Duke Energy Florida LLC	3.200%	1/15/27	24,884	23,653
	Duke Energy Progress LLC	3.250%	8/15/25	6,431	6,228
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	6,955	6,869
[1]	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	8,941	8,496
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	7,764	7,583
	Edison International	3.550%	11/15/24	14,500	13,953
	Edison International	4.950%	4/15/25	2,422	2,396
	Edison International	5.750%	6/15/27	19,405	19,636
	Emera US Finance LP	3.550%	6/15/26	22,941	21,560
	Enel Americas SA	4.000%	10/25/26	9,778	9,284
	Enel Generacion Chile SA	4.250%	4/15/24	2,750	2,714
	Entergy Arkansas LLC	3.700%	6/1/24	8,291	8,165
	Entergy Arkansas LLC	3.500%	4/1/26	15,441	14,917
	Entergy Corp.	0.900%	9/15/25	19,114	17,066
	Entergy Corp.	2.950%	9/1/26	31,091	29,063
	Entergy Louisiana LLC	0.950%	10/1/24	15,075	13,998
	Entergy Louisiana LLC	5.590%	10/1/24	4,623	4,703
	Entergy Louisiana LLC	5.400%	11/1/24	7,663	7,734
	Entergy Louisiana LLC	2.400%	10/1/26	15,218	13,842
	Evergy Inc.	2.450%	9/15/24	18,733	17,793
	Evergy Kansas Central Inc.	2.550%	7/1/26	14,545	13,470
	Evergy Kansas Central Inc.	3.100%	4/1/27	4,747	4,432
	Evergy Metro Inc.	3.650%	8/15/25	1,917	1,862
[1]	Eversource Energy	3.800%	12/1/23	10,559	10,438
[1]	Eversource Energy	2.900%	10/1/24	9,812	9,436
[1]	Eversource Energy	3.150%	1/15/25	3,122	3,001
[1]	Eversource Energy	0.800%	8/15/25	9,755	8,678
[1]	Eversource Energy	1.400%	8/15/26	2,637	2,325
	Eversource Energy	2.900%	3/1/27	19,029	17,466
	Eversource Energy	4.600%	7/1/27	13,909	13,788
[1]	Exelon Corp.	3.950%	6/15/25	18,277	17,915
	Exelon Corp.	3.400%	4/15/26	19,098	18,284
[2]	Exelon Corp.	2.750%	3/15/27	15,336	14,206
	Florida Power & Light Co.	2.750%	6/1/23	5,118	5,065
	Florida Power & Light Co.	3.250%	6/1/24	16,260	15,935
	Florida Power & Light Co.	2.850%	4/1/25	27,084	26,011
	Florida Power & Light Co.	3.125%	12/1/25	13,683	13,175
	Fortis Inc.	3.055%	10/4/26	23,764	22,156
[1]	Georgia Power Co.	2.200%	9/15/24	7,442	7,093
	Georgia Power Co.	3.250%	4/1/26	10,515	10,027
	Georgia Power Co.	3.250%	3/30/27	11,698	10,903
[1]	Gulf Power Co.	3.300%	5/30/27	9,193	8,679
	Iberdrola International BV	5.810%	3/15/25	6,631	6,787
	Interstate Power & Light Co.	3.250%	12/1/24	11,467	11,068
	IPALCO Enterprises Inc.	3.700%	9/1/24	11,085	10,751
	ITC Holdings Corp.	3.650%	6/15/24	10,555	10,289
	ITC Holdings Corp.	3.250%	6/30/26	10,979	10,296
	ITC Holdings Corp.	3.350%	11/15/27	9,315	8,575
[1]	Louisville Gas & Electric Co.	3.300%	10/1/25	3,466	3,329
	MidAmerican Energy Co.	3.500%	10/15/24	18,913	18,528
	MidAmerican Energy Co.	3.100%	5/1/27	12,499	11,821

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Fuel Gas Co.	5.200%	7/15/25	7,542	7,525
	National Fuel Gas Co.	5.500%	1/15/26	17,233	17,269
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	15,838	15,472
	National Rural Utilities Cooperative Finance Corp.	0.350%	2/8/24	12,292	11,657
[1]	National Rural Utilities Cooperative Finance Corp.	1.000%	10/18/24	3,025	2,810
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	8,944	8,613
[1]	National Rural Utilities Cooperative Finance Corp.	3.450%	6/15/25	7,210	6,959
	National Rural Utilities Cooperative Finance Corp.	5.450%	10/30/25	10,812	10,983
[1]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	6,847	6,549
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	9,417	8,330
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	12,046	11,216
[1]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	4,060	3,640
	NextEra Energy Capital Holdings Inc.	2.940%	3/21/24	26,440	25,654
	NextEra Energy Capital Holdings Inc.	4.200%	6/20/24	8,949	8,830
	NextEra Energy Capital Holdings Inc.	4.255%	9/1/24	36,865	36,381
	NextEra Energy Capital Holdings Inc.	4.450%	6/20/25	9,687	9,640
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	11,522	10,274
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	34,749	32,958
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	38,459	38,181
	NextEra Energy Capital Holdings Inc.	3.800%	3/15/82	10,950	8,493
	NiSource Inc.	0.950%	8/15/25	35,057	31,635
	NiSource Inc.	3.490%	5/15/27	21,036	19,875
	NSTAR Electric Co.	3.200%	5/15/27	15,105	14,246
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	13,015	12,606
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	6,799	6,525
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	8,300	7,383
	ONE Gas Inc.	3.610%	2/1/24	15,011	14,768
	ONE Gas Inc.	1.100%	3/11/24	7,168	6,812
	Pacific Gas & Electric Co.	3.750%	2/15/24	8,323	8,149
	Pacific Gas & Electric Co.	3.250%	2/16/24	465	452
	Pacific Gas & Electric Co.	4.950%	6/8/25	2,279	2,239
	Pacific Gas & Electric Co.	3.500%	6/15/25	16,506	15,565
	Pacific Gas & Electric Co.	3.450%	7/1/25	27,771	26,298
	Pacific Gas & Electric Co.	3.150%	1/1/26	67,377	62,368
	PacifiCorp	3.600%	4/1/24	4,909	4,838
	PECO Energy Co.	3.150%	10/15/25	1,970	1,894
	Pinnacle West Capital Corp.	1.300%	6/15/25	11,949	10,862
	Potomac Electric Power Co.	3.600%	3/15/24	4,106	4,043
	PPL Capital Funding Inc.	3.100%	5/15/26	19,543	18,272
[1]	Public Service Electric & Gas Co.	3.000%	5/15/25	1,061	1,019
[1]	Public Service Electric & Gas Co.	0.950%	3/15/26	7,680	6,850
[1]	Public Service Electric & Gas Co.	2.250%	9/15/26	10,840	9,910
[1]	Public Service Electric & Gas Co.	3.000%	5/15/27	5,791	5,424
	Public Service Enterprise Group Inc.	2.875%	6/15/24	25,481	24,609
	Public Service Enterprise Group Inc.	0.800%	8/15/25	3,917	3,510
	Public Service Enterprise Group Inc.	5.850%	11/15/27	9,780	10,078
	Puget Energy Inc.	3.650%	5/15/25	4,403	4,192
	San Diego Gas & Electric Co.	2.500%	5/15/26	10,287	9,594
	Sempra Energy	3.300%	4/1/25	17,581	16,973

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sempra Energy	3.250%	6/15/27	20,589	19,151
	Sempra Energy	4.125%	4/1/52	20,260	15,706
	Sierra Pacific Power Co.	2.600%	5/1/26	23,420	21,971
	Southern California Edison Co.	1.100%	4/1/24	18,213	17,268
[1]	Southern California Edison Co.	0.975%	8/1/24	4,975	4,654
[1]	Southern California Edison Co.	3.700%	8/1/25	24,746	24,032
[1]	Southern California Edison Co.	1.200%	2/1/26	19,993	17,815
[1]	Southern California Edison Co.	4.700%	6/1/27	2,895	2,858
	Southern California Edison Co.	5.850%	11/1/27	15,532	16,048
	Southern California Gas Co.	3.150%	9/15/24	9,254	8,980
	Southern California Gas Co.	3.200%	6/15/25	4,023	3,866
[1]	Southern California Gas Co.	2.600%	6/15/26	11,867	11,042
	Southern California Gas Co.	2.950%	4/15/27	14,197	13,129
[1]	Southern Co.	0.600%	2/26/24	4,395	4,156
	Southern Co.	4.475%	8/1/24	12,227	12,039
	Southern Co.	5.150%	10/6/25	6,390	6,435
	Southern Co.	3.250%	7/1/26	42,029	39,929
[1]	Southern Co.	4.000%	1/15/51	23,393	20,942
[1]	Southern Co.	3.750%	9/15/51	26,482	21,194
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	8,975	8,438
	Southern Power Co.	4.150%	12/1/25	20,120	19,802
	Southern Power Co.	0.900%	1/15/26	6,675	5,892
[3]	Southwest Gas Corp.	5.800%	12/1/27	3,800	3,833
[1]	Southwestern Electric Power Co.	1.650%	3/15/26	23,467	21,072
[1]	Southwestern Electric Power Co.	2.750%	10/1/26	8,082	7,389
	Southwestern Public Service Co.	3.300%	6/15/24	4,393	4,290
	Tampa Electric Co.	3.875%	7/12/24	4,845	4,740
	Tucson Electric Power Co.	3.050%	3/15/25	6,858	6,585
	Union Electric Co.	3.500%	4/15/24	7,663	7,532
	Union Electric Co.	2.950%	6/15/27	3,632	3,396
	Virginia Electric & Power Co.	3.450%	2/15/24	9,021	8,873
[1]	Virginia Electric & Power Co.	3.100%	5/15/25	3,053	2,937
[1]	Virginia Electric & Power Co.	3.150%	1/15/26	27,932	26,656
[1]	Virginia Electric & Power Co.	2.950%	11/15/26	7,259	6,777
[1]	Virginia Electric & Power Co.	3.500%	3/15/27	18,108	17,250
	WEC Energy Group Inc.	0.800%	3/15/24	9,177	8,686
	WEC Energy Group Inc.	3.550%	6/15/25	3,083	2,954
	WEC Energy Group Inc.	5.000%	9/27/25	5,274	5,301
	WEC Energy Group Inc.	5.150%	10/1/27	5,026	5,103
	Wisconsin Electric Power Co.	2.050%	12/15/24	10,852	10,293
	Wisconsin Power & Light Co.	3.050%	10/15/27	5,989	5,561
	Wisconsin Public Service Corp.	5.350%	11/10/25	3,960	4,014
	Xcel Energy Inc.	3.300%	6/1/25	14,892	14,325
	Xcel Energy Inc.	3.350%	12/1/26	11,567	10,948
	Xcel Energy Inc.	1.750%	3/15/27	10,664	9,419
					2,433,012
Total Corporate Bonds (Cost $50,729,566)					47,562,387

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[6]	Vanguard Market Liquidity Fund (Cost $193,558)	3.877%	1,935,799	193,561
Total Investments (99.4%) (Cost $50,931,280)				47,764,119
Other Assets and Liabilities—Net (0.6%)				286,274
Net Assets (100%)				48,050,393
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2022, the aggregate value was $608,818,000, representing 1.3% of net assets.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2022.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Securities with a value of $8,007,000 have been segregated as initial margin for open futures contracts.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
LIBOR—London Interbank Offered Rate.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2023	1,011	109,765	(120)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	8,171	—	8,171
Corporate Bonds	—	47,562,387	—	47,562,387
Temporary Cash Investments	193,561	—	—	193,561
Total	193,561	47,570,558	—	47,764,119

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	120	—	—	120
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.